UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

December 31, 2023

Disciplined Core Value Fund
Investor Class (BIGRX)
I Class (AMGIX)
A Class (AMADX)
C Class (ACGCX)
R Class (AICRX)
R5 Class (AICGX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending December 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Late-Period Rally Bolstered Stock Returns

Elevated inflation, hawkish central bank policy, rising interest rates and economic uncertainty weighed on stocks for much of the six-month period. Nevertheless, a late-period turnaround left U.S. and global stocks with solid six-month returns.

Markets were generally cautious early in the reporting period. After pausing in June, the Federal Reserve (Fed) resumed its rate-hike campaign in July and warned persistent above-target inflation may require more tightening. Investors’ prior rate-cut hopes evaporated, as they conceded rates likely would remain higher for longer. Treasury yields rose sharply through October, when the 10-year Treasury note topped 5% for the first time since 2007.

However, the July rate hike, which pushed the target rate to a 22-year high range of 5.25% to 5.5%, proved to be the Fed’s last increase. Amid moderating inflation, the Fed held rates steady through year-end and noted in December it expects three rate cuts in 2024. Central banks in Europe and the U.K. also held rates steady in the fourth quarter.

Easing inflation and more-dovish rhetoric from central banks sparked investor optimism. In the U.S., soft-landing expectations gained traction. Government bond yields plunged in November and December, triggering a risk-on rally that led to sharp fourth-quarter gains for stocks. The rally more than offset third-quarter losses, and most U.S. and global stock indices delivered solid six-month returns. U.S. stocks broadly outperformed non-U.S. indices.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions and slowing growth. In addition, the Israel-Hamas war and other Middle East tensions complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American
Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.2)%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	6.9%
Banks	6.5%
Biotechnology	5.0%
Machinery	4.9%
Semiconductors and Semiconductor Equipment	4.6%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period(1) 7/1/23 - 12/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,069.20	$3.43	0.66%
I Class	$1,000	$1,070.20	$2.39	0.46%
A Class	$1,000	$1,067.70	$4.73	0.91%
C Class	$1,000	$1,063.60	$8.61	1.66%
R Class	$1,000	$1,066.40	$6.03	1.16%
R5 Class	$1,000	$1,070.10	$2.39	0.46%
Hypothetical
Investor Class	$1,000	$1,021.82	$3.35	0.66%
I Class	$1,000	$1,022.82	$2.34	0.46%
A Class	$1,000	$1,020.56	$4.62	0.91%
C Class	$1,000	$1,016.79	$8.42	1.66%
R Class	$1,000	$1,019.31	$5.89	1.16%
R5 Class	$1,000	$1,022.82	$2.34	0.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

DECEMBER 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 2.8%
Huntington Ingalls Industries, Inc.	24,218	$6,287,962
Lockheed Martin Corp.	60,972	27,634,949
Textron, Inc.	260,932	20,984,151
		54,907,062
Air Freight and Logistics — 0.9%
FedEx Corp.	41,423	10,478,777
United Parcel Service, Inc., Class B	43,597	6,854,756
		17,333,533
Automobile Components — 0.5%
BorgWarner, Inc.	158,934	5,697,784
Lear Corp.	33,612	4,746,350
		10,444,134
Banks — 6.5%
Bank of America Corp.	423,726	14,266,855
Citigroup, Inc.	107,348	5,521,981
JPMorgan Chase & Co.	437,366	74,395,957
Truist Financial Corp.	241,835	8,928,548
U.S. Bancorp	252,512	10,928,719
Wells Fargo & Co.	305,429	15,033,215
		129,075,275
Beverages — 1.5%
Coca-Cola Co.	117,450	6,921,329
Molson Coors Beverage Co., Class B	114,925	7,034,559
PepsiCo, Inc.	91,470	15,535,265
		29,491,153
Biotechnology — 5.0%
Amgen, Inc.	82,651	23,805,141
Gilead Sciences, Inc.	464,833	37,656,121
Regeneron Pharmaceuticals, Inc.(1)	20,492	17,997,919
Vertex Pharmaceuticals, Inc.(1)	50,104	20,386,817
		99,845,998
Broadline Retail — 0.4%
Kohl's Corp.	152,389	4,370,517
Nordstrom, Inc.	200,763	3,704,077
		8,074,594
Building Products — 2.3%
Johnson Controls International PLC	128,051	7,380,860
Masco Corp.	232,097	15,545,857
Owens Corning	160,911	23,851,837
		46,778,554
Capital Markets — 3.0%
Cboe Global Markets, Inc.	127,033	22,683,013
Franklin Resources, Inc.	152,257	4,535,736
Houlihan Lokey, Inc.	30,845	3,698,624
Interactive Brokers Group, Inc., Class A	120,136	9,959,274
Morgan Stanley	105,315	9,820,624
6

	Shares	Value
Raymond James Financial, Inc.	48,036	$5,356,014
T. Rowe Price Group, Inc.	30,796	3,316,421
		59,369,706
Chemicals — 2.0%
Dow, Inc.	169,633	9,302,674
LyondellBasell Industries NV, Class A	190,117	18,076,324
Olin Corp.	172,151	9,287,547
Westlake Corp.	20,022	2,802,279
		39,468,824
Commercial Services and Supplies — 0.2%
Veralto Corp.	44,660	3,673,732
Communications Equipment — 1.7%
Cisco Systems, Inc.	602,458	30,436,178
Juniper Networks, Inc.	133,209	3,927,001
		34,363,179
Construction Materials — 0.2%
Eagle Materials, Inc.	18,795	3,812,378
Consumer Finance — 2.2%
American Express Co.	144,988	27,162,052
Credit Acceptance Corp.(1)	6,585	3,508,027
Synchrony Financial	365,238	13,948,439
		44,618,518
Consumer Staples Distribution & Retail — 1.8%
US Foods Holding Corp.(1)	321,317	14,591,005
Walmart, Inc.	138,064	21,765,790
		36,356,795
Containers and Packaging — 0.7%
Packaging Corp. of America	88,722	14,453,701
Distributors — 0.5%
LKQ Corp.	205,510	9,821,323
Diversified Consumer Services — 0.4%
H&R Block, Inc.	181,166	8,762,999
Electric Utilities — 1.2%
Evergy, Inc.	208,913	10,905,259
Xcel Energy, Inc.	196,808	12,184,383
		23,089,642
Electrical Equipment — 1.8%
Acuity Brands, Inc.	41,359	8,471,564
Atkore, Inc.(1)	58,171	9,307,360
Hubbell, Inc.	33,436	10,998,103
nVent Electric PLC	130,996	7,740,554
		36,517,581
Electronic Equipment, Instruments and Components — 0.2%
TD SYNNEX Corp.	42,605	4,584,724
Energy Equipment and Services — 0.9%
Baker Hughes Co.	235,943	8,064,532
Halliburton Co.	268,379	9,701,901
		17,766,433
Entertainment — 0.9%
Electronic Arts, Inc.	132,775	18,164,948
Financial Services — 3.6%
Affirm Holdings, Inc.(1)	172,024	8,453,259
7

	Shares	Value
Berkshire Hathaway, Inc., Class B(1)	108,571	$38,722,933
Euronet Worldwide, Inc.(1)	34,567	3,508,205
PayPal Holdings, Inc.(1)	342,008	21,002,711
		71,687,108
Food Products — 0.5%
Archer-Daniels-Midland Co.	134,566	9,718,356
Gas Utilities — 0.3%
Atmos Energy Corp.	56,270	6,521,693
Ground Transportation — 1.2%
Knight-Swift Transportation Holdings, Inc.	42,874	2,471,686
Uber Technologies, Inc.(1)	346,652	21,343,364
		23,815,050
Health Care Equipment and Supplies — 1.6%
Abbott Laboratories	69,083	7,603,966
Lantheus Holdings, Inc.(1)	82,035	5,086,170
Medtronic PLC	226,327	18,644,818
		31,334,954
Health Care Providers and Services — 3.6%
Centene Corp.(1)	96,992	7,197,776
Cigna Group	29,544	8,846,951
DaVita, Inc.(1)	97,748	10,240,080
Elevance Health, Inc.	38,621	18,212,119
Henry Schein, Inc.(1)	37,876	2,867,592
McKesson Corp.	45,357	20,999,384
Progyny, Inc.(1)	103,276	3,839,802
		72,203,704
Hotel & Resort REITs — 0.9%
Host Hotels & Resorts, Inc.	904,387	17,608,415
Hotels, Restaurants and Leisure — 2.2%
Boyd Gaming Corp.	75,215	4,709,211
Darden Restaurants, Inc.	40,114	6,590,730
Expedia Group, Inc.(1)	133,246	20,225,410
Vail Resorts, Inc.	8,212	1,753,016
Yum! Brands, Inc.	87,392	11,418,639
		44,697,006
Household Durables — 0.3%
Mohawk Industries, Inc.(1)	57,821	5,984,473
Household Products — 3.4%
Colgate-Palmolive Co.	241,095	19,217,683
Kimberly-Clark Corp.	205,136	24,926,075
Procter & Gamble Co.	158,283	23,194,791
		67,338,549
Independent Power and Renewable Electricity Producers — 1.1%
Vistra Corp.	550,985	21,223,942
Industrial REITs — 0.3%
Prologis, Inc.	47,005	6,265,766
Insurance — 4.0%
Everest Group Ltd.	26,471	9,359,616
Fidelity National Financial, Inc.	95,279	4,861,135
Hartford Financial Services Group, Inc.	104,350	8,387,653
Marsh & McLennan Cos., Inc.	137,271	26,008,736
Progressive Corp.	56,474	8,995,179
8

	Shares	Value
Travelers Cos., Inc.	44,123	$8,404,990
W R Berkley Corp.	192,102	13,585,454
		79,602,763
IT Services — 2.3%
Accenture PLC, Class A	16,413	5,759,486
Amdocs Ltd.	59,604	5,238,596
Cognizant Technology Solutions Corp., Class A	329,691	24,901,561
International Business Machines Corp.	65,470	10,707,618
		46,607,261
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc.	4,629	2,457,027
Machinery — 4.9%
AGCO Corp.	112,469	13,654,861
Caterpillar, Inc.	57,843	17,102,440
Cummins, Inc.	112,898	27,046,974
Mueller Industries, Inc.	84,108	3,965,692
Oshkosh Corp.	40,307	4,369,682
Parker-Hannifin Corp.	32,490	14,968,143
Snap-on, Inc.	48,288	13,947,506
Timken Co.	25,420	2,037,413
		97,092,711
Media — 2.4%
Comcast Corp., Class A	1,020,004	44,727,175
Interpublic Group of Cos., Inc.	121,009	3,949,734
		48,676,909
Metals and Mining — 1.2%
Cleveland-Cliffs, Inc.(1)	157,423	3,214,578
Nucor Corp.	118,749	20,667,076
		23,881,654
Multi-Utilities — 0.5%
Consolidated Edison, Inc.	111,519	10,144,883
Oil, Gas and Consumable Fuels — 6.9%
APA Corp.	268,832	9,645,692
Chevron Corp.	146,494	21,851,045
ConocoPhillips	84,044	9,754,987
EOG Resources, Inc.	34,241	4,141,449
EQT Corp.	288,556	11,155,575
Exxon Mobil Corp.	383,368	38,329,133
Marathon Oil Corp.	293,599	7,093,352
Marathon Petroleum Corp.	158,560	23,523,961
Phillips 66	85,727	11,413,693
		136,908,887
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	449,788	23,078,622
Johnson & Johnson	232,150	36,387,191
Merck & Co., Inc.	159,961	17,438,948
		76,904,761
Professional Services — 2.0%
ASGN, Inc.(1)	31,772	3,055,513
CACI International, Inc., Class A(1)	49,114	15,906,060
Leidos Holdings, Inc.	120,615	13,055,368
Parsons Corp.(1)	62,882	3,943,330
9

	Shares	Value
TriNet Group, Inc.(1)	29,387	$3,494,996
		39,455,267
Real Estate Management and Development — 0.3%
Jones Lang LaSalle, Inc.(1)	29,476	5,567,132
Retail REITs — 1.7%
Simon Property Group, Inc.	240,485	34,302,780
Semiconductors and Semiconductor Equipment — 4.6%
Amkor Technology, Inc.	182,852	6,083,486
Broadcom, Inc.	20,914	23,345,253
KLA Corp.	38,003	22,091,144
Marvell Technology, Inc.	229,477	13,839,758
Microchip Technology, Inc.	73,652	6,641,937
NXP Semiconductors NV	42,358	9,728,785
QUALCOMM, Inc.	44,261	6,401,468
Skyworks Solutions, Inc.	36,709	4,126,826
		92,258,657
Software — 3.0%
Adobe, Inc.(1)	26,220	15,642,852
Aspen Technology, Inc.(1)	26,724	5,883,289
Microsoft Corp.	24,478	9,204,707
Oracle Corp. (New York)	15,421	1,625,836
Salesforce, Inc.(1)	41,572	10,939,256
Synopsys, Inc.(1)	33,199	17,094,497
		60,390,437
Specialized REITs — 0.7%
Equinix, Inc.	8,428	6,787,827
Public Storage	26,668	8,133,740
		14,921,567
Specialty Retail — 2.2%
AutoNation, Inc.(1)	25,019	3,757,353
Gap, Inc.	141,227	2,953,057
Lithia Motors, Inc.	8,118	2,673,095
Lowe's Cos., Inc.	76,438	17,011,277
Williams-Sonoma, Inc.	90,347	18,230,218
		44,625,000
Technology Hardware, Storage and Peripherals — 0.4%
Hewlett Packard Enterprise Co.	464,231	7,882,642
Textiles, Apparel and Luxury Goods — 0.9%
NIKE, Inc., Class B	108,725	11,804,273
Skechers USA, Inc., Class A(1)	94,154	5,869,561
		17,673,834
Trading Companies and Distributors — 0.6%
Beacon Roofing Supply, Inc.(1)	83,185	7,238,759
MSC Industrial Direct Co., Inc., Class A	42,724	4,326,232
		11,564,991
TOTAL COMMON STOCKS (Cost $1,652,883,244)		1,980,092,965
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	566,834	566,834
10

	Shares	Value
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $1,436,861), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $1,408,171)		$1,407,342
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/26, valued at $17,221,758), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $16,893,962)		16,884,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 0.125% - 3.75%, 2/15/24 - 6/30/30, valued at $1,440,118), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $1,411,831)		1,411,000
		19,702,342
TOTAL SHORT-TERM INVESTMENTS (Cost $20,269,176)		20,269,176
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,673,152,420)		2,000,362,141
OTHER ASSETS AND LIABILITIES — (0.2)%		(3,383,040)
TOTAL NET ASSETS — 100.0%		$1,996,979,101

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

DECEMBER 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,673,152,420)	$2,000,362,141
Receivable for capital shares sold	495,648
Dividends and interest receivable	2,201,508
2,003,059,297

Liabilities
Payable for capital shares redeemed	4,985,535
Accrued management fees	1,050,555
Distribution and service fees payable	44,106
6,080,196

Net Assets	$1,996,979,101

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,893,182,416
Distributable earnings (loss)	103,796,685
$1,996,979,101

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,568,093,259	47,929,334	$32.72
I Class, $0.01 Par Value	$207,293,228	6,320,639	$32.80
A Class, $0.01 Par Value	$162,273,699	4,972,801	$32.63
C Class, $0.01 Par Value	$5,081,253	156,235	$32.52
R Class, $0.01 Par Value	$13,590,595	415,647	$32.70
R5 Class, $0.01 Par Value	$40,647,067	1,238,840	$32.81
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $34.62 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
12

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $10,686)	$22,858,580
Interest	221,733
23,080,313

Expenses:
Management fees	6,319,344
Distribution and service fees:
A Class	201,589
C Class	26,927
R Class	36,683
Directors' fees and expenses	77,450
Other expenses	36,883
6,698,876

Net investment income (loss)	16,381,437

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	26,182,551
Futures contract transactions	343,027
26,525,578

Change in net unrealized appreciation (depreciation) on:
Investments	87,681,921
Translation of assets and liabilities in foreign currencies	7,738
87,689,659

Net realized and unrealized gain (loss)	114,215,237

Net Increase (Decrease) in Net Assets Resulting from Operations	$130,596,674

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2023 (UNAUDITED) AND YEAR ENDED JUNE 30, 2023
Increase (Decrease) in Net Assets	December 31, 2023	June 30, 2023
Operations
Net investment income (loss)	$16,381,437	$43,983,078
Net realized gain (loss)	26,525,578	(185,438,305)
Change in net unrealized appreciation (depreciation)	87,689,659	241,069,311
Net increase (decrease) in net assets resulting from operations	130,596,674	99,614,084

Distributions to Shareholders
From earnings:
Investor Class	(15,114,871)	(29,718,696)
I Class	(2,350,070)	(7,906,866)
A Class	(1,362,750)	(2,599,248)
C Class	(23,528)	(60,405)
R Class	(103,214)	(201,207)
R5 Class	(445,735)	(995,965)
Decrease in net assets from distributions	(19,400,168)	(41,482,387)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(267,342,717)	(356,844,216)

Net increase (decrease) in net assets	(156,146,211)	(298,712,519)

Net Assets
Beginning of period	2,153,125,312	2,451,837,831
End of period	$1,996,979,101	$2,153,125,312

See Notes to Financial Statements.
14

Notes to Financial Statements

DECEMBER 31, 2023 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Core Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks. Income is a secondary objective.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
15

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

16

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%
I Class		0.0500% to 0.1100%	0.45%
A Class		0.2500% to 0.3100%	0.65%
C Class		0.2500% to 0.3100%	0.65%
R Class		0.2500% to 0.3100%	0.65%
R5 Class		0.0500% to 0.1100%	0.45%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.
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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2023 were $631,759,837 and $904,109,087, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	700,000,000		700,000,000
Sold	623,075	$19,381,303	2,177,888	$66,707,663
Issued in reinvestment of distributions	454,386	14,404,896	931,606	28,163,136
Redeemed	(5,130,509)	(159,509,092)	(8,884,091)	(270,666,480)
	(4,053,048)	(125,722,893)	(5,774,597)	(175,795,681)
I Class/Shares Authorized	210,000,000		210,000,000
Sold	512,106	15,952,519	1,837,662	56,513,025
Issued in reinvestment of distributions	70,332	2,233,290	252,368	7,642,308
Redeemed	(4,259,084)	(132,163,345)	(7,557,068)	(230,747,800)
	(3,676,646)	(113,977,536)	(5,467,038)	(166,592,467)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	304,716	9,302,853	735,867	22,479,252
Issued in reinvestment of distributions	37,371	1,180,683	75,089	2,266,393
Redeemed	(723,901)	(22,342,163)	(1,178,420)	(35,713,525)
	(381,814)	(11,858,627)	(367,464)	(10,967,880)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	2,594	82,718	20,645	628,759
Issued in reinvestment of distributions	695	21,731	1,805	54,560
Redeemed	(38,909)	(1,196,203)	(113,045)	(3,420,157)
	(35,620)	(1,091,754)	(90,595)	(2,736,838)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	50,175	1,565,436	114,097	3,495,582
Issued in reinvestment of distributions	3,205	101,213	6,348	192,141
Redeemed	(137,896)	(4,109,749)	(127,413)	(3,878,970)
	(84,516)	(2,443,100)	(6,968)	(191,247)
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	85,197	2,653,928	296,817	9,053,869
Issued in reinvestment of distributions	13,309	423,170	31,594	957,428
Redeemed	(488,644)	(15,325,905)	(345,029)	(10,571,400)
	(390,138)	(12,248,807)	(16,618)	(560,103)
Net increase (decrease)	(8,621,782)	$(267,342,717)	(11,723,280)	$(356,844,216)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

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•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,980,092,965	—	—
Short-Term Investments	566,834	$19,702,342	—
	$1,980,659,799	$19,702,342	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2023, the effect of equity price risk derivative instruments on the Statement of Operations was $343,027 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

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As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,678,513,033
Gross tax appreciation of investments	$347,044,065
Gross tax depreciation of investments	(25,194,957)
Net tax appreciation (depreciation) of investments	$321,849,108

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2023, the fund had accumulated short-term capital losses of $(245,357,423), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$30.91	0.25	1.87	2.12	(0.31)	—	(0.31)	$32.72	6.92%	0.66%(4)	1.62%(4)	31%	$1,568,093
2023	$30.12	0.57	0.76	1.33	(0.54)	—	(0.54)	$30.91	4.45%	0.66%	1.86%	179%	$1,606,519
2022	$43.20	0.50	(3.51)	(3.01)	(0.50)	(9.57)	(10.07)	$30.12	(9.84)%	0.65%	1.31%	234%	$1,739,617
2021	$35.99	0.58	12.52	13.10	(0.58)	(5.31)	(5.89)	$43.20	39.42%	0.66%	1.44%	240%	$2,076,714
2020	$36.82	0.76	(0.07)	0.69	(0.77)	(0.75)	(1.52)	$35.99	1.70%	0.67%	2.08%	100%	$1,588,537
2019	$39.61	0.78	0.63	1.41	(0.73)	(3.47)	(4.20)	$36.82	4.43%	0.67%	2.07%	72%	$1,707,536
I Class
2023(3)	$30.98	0.28	1.88	2.16	(0.34)	—	(0.34)	$32.80	7.02%	0.46%(4)	1.82%(4)	31%	$207,293
2023	$30.19	0.64	0.75	1.39	(0.60)	—	(0.60)	$30.98	4.68%	0.46%	2.06%	179%	$309,724
2022	$43.28	0.58	(3.53)	(2.95)	(0.57)	(9.57)	(10.14)	$30.19	(9.67)%	0.45%	1.51%	234%	$466,890
2021	$36.05	0.65	12.55	13.20	(0.66)	(5.31)	(5.97)	$43.28	39.70%	0.46%	1.64%	240%	$584,160
2020	$36.88	0.83	(0.07)	0.76	(0.84)	(0.75)	(1.59)	$36.05	1.90%	0.47%	2.28%	100%	$272,307
2019	$39.66	0.85	0.65	1.50	(0.81)	(3.47)	(4.28)	$36.88	4.65%	0.47%	2.27%	72%	$306,583

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$30.82	0.21	1.87	2.08	(0.27)	—	(0.27)	$32.63	6.77%	0.91%(4)	1.37%(4)	31%	$162,274
2023	$30.04	0.49	0.76	1.25	(0.47)	—	(0.47)	$30.82	4.20%	0.91%	1.61%	179%	$165,051
2022	$43.11	0.40	(3.50)	(3.10)	(0.40)	(9.57)	(9.97)	$30.04	(10.07)%	0.90%	1.06%	234%	$171,905
2021	$35.93	0.48	12.49	12.97	(0.48)	(5.31)	(5.79)	$43.11	39.04%	0.91%	1.19%	240%	$180,616
2020	$36.76	0.67	(0.07)	0.60	(0.68)	(0.75)	(1.43)	$35.93	1.46%	0.92%	1.83%	100%	$130,398
2019	$39.55	0.69	0.63	1.32	(0.64)	(3.47)	(4.11)	$36.76	4.18%	0.92%	1.82%	72%	$152,312
C Class
2023(3)	$30.71	0.09	1.86	1.95	(0.14)	—	(0.14)	$32.52	6.36%	1.66%(4)	0.62%(4)	31%	$5,081
2023	$29.93	0.26	0.76	1.02	(0.24)	—	(0.24)	$30.71	3.43%	1.66%	0.86%	179%	$5,892
2022	$43.00	0.10	(3.48)	(3.38)	(0.12)	(9.57)	(9.69)	$29.93	(10.76)%	1.65%	0.31%	234%	$8,455
2021	$35.84	0.17	12.48	12.65	(0.18)	(5.31)	(5.49)	$43.00	38.05%	1.66%	0.44%	240%	$12,987
2020	$36.68	0.39	(0.08)	0.31	(0.40)	(0.75)	(1.15)	$35.84	0.68%	1.67%	1.08%	100%	$7,452
2019	$39.48	0.41	0.63	1.04	(0.37)	(3.47)	(3.84)	$36.68	3.40%	1.67%	1.07%	72%	$9,107
R Class
2023(3)	$30.88	0.17	1.87	2.04	(0.22)	—	(0.22)	$32.70	6.64%	1.16%(4)	1.12%(4)	31%	$13,591
2023	$30.10	0.41	0.76	1.17	(0.39)	—	(0.39)	$30.88	3.93%	1.16%	1.36%	179%	$15,447
2022	$43.18	0.31	(3.51)	(3.20)	(0.31)	(9.57)	(9.88)	$30.10	(10.30)%	1.15%	0.81%	234%	$15,265
2021	$35.97	0.38	12.51	12.89	(0.37)	(5.31)	(5.68)	$43.18	38.73%	1.16%	0.94%	240%	$18,245
2020	$36.81	0.58	(0.09)	0.49	(0.58)	(0.75)	(1.33)	$35.97	1.18%	1.17%	1.58%	100%	$14,218
2019	$39.59	0.60	0.64	1.24	(0.55)	(3.47)	(4.02)	$36.81	3.95%	1.17%	1.57%	72%	$24,676

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$31.00	0.29	1.86	2.15	(0.34)	—	(0.34)	$32.81	7.01%	0.46%(4)	1.82%(4)	31%	$40,647
2023	$30.21	0.63	0.76	1.39	(0.60)	—	(0.60)	$31.00	4.64%	0.46%	2.06%	179%	$50,491
2022	$43.29	0.58	(3.52)	(2.94)	(0.57)	(9.57)	(10.14)	$30.21	(9.64)%	0.45%	1.51%	234%	$49,707
2021	$36.06	0.63	12.57	13.20	(0.66)	(5.31)	(5.97)	$43.29	39.68%	0.46%	1.64%	240%	$38,493
2020	$36.89	0.83	(0.07)	0.76	(0.84)	(0.75)	(1.59)	$36.06	1.90%	0.47%	2.28%	100%	$16,388
2019	$39.66	0.88	0.63	1.51	(0.81)	(3.47)	(4.28)	$36.89	4.68%	0.47%	2.27%	72%	$13,615

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91456 2402

Semiannual Report

December 31, 2023

Disciplined Growth Fund
Investor Class (ADSIX)
I Class (ADCIX)
Y Class (ADCYX)
A Class (ADCVX)
C Class (ADCCX)
R Class (ADRRX)
R5 Class (ADGGX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending December 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Late-Period Rally Bolstered Stock Returns

Elevated inflation, hawkish central bank policy, rising interest rates and economic uncertainty weighed on stocks for much of the six-month period. Nevertheless, a late-period turnaround left U.S. and global stocks with solid six-month returns.

Markets were generally cautious early in the reporting period. After pausing in June, the Federal Reserve (Fed) resumed its rate-hike campaign in July and warned persistent above-target inflation may require more tightening. Investors’ prior rate-cut hopes evaporated, as they conceded rates likely would remain higher for longer. Treasury yields rose sharply through October, when the 10-year Treasury note topped 5% for the first time since 2007.

However, the July rate hike, which pushed the target rate to a 22-year high range of 5.25% to 5.5%, proved to be the Fed’s last increase. Amid moderating inflation, the Fed held rates steady through year-end and noted in December it expects three rate cuts in 2024. Central banks in Europe and the U.K. also held rates steady in the fourth quarter.

Easing inflation and more-dovish rhetoric from central banks sparked investor optimism. In the U.S., soft-landing expectations gained traction. Government bond yields plunged in November and December, triggering a risk-on rally that led to sharp fourth-quarter gains for stocks. The rally more than offset third-quarter losses, and most U.S. and global stock indices delivered solid six-month returns. U.S. stocks broadly outperformed non-U.S. indices.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions and slowing growth. In addition, the Israel-Hamas war and other Middle East tensions complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American
Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Short-Term Investments	0.7%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Software	22.1%
Technology Hardware, Storage and Peripherals	12.6%
Interactive Media and Services	11.8%
Semiconductors and Semiconductor Equipment	11.4%
Specialty Retail	4.9%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period(1) 7/1/23 - 12/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,112.90	$5.31	1.00%
I Class	$1,000	$1,114.30	$4.25	0.80%
Y Class	$1,000	$1,114.50	$3.99	0.75%
A Class	$1,000	$1,111.80	$6.64	1.25%
C Class	$1,000	$1,107.60	$10.60	2.00%
R Class	$1,000	$1,110.60	$7.96	1.50%
R5 Class	$1,000	$1,114.20	$4.25	0.80%
Hypothetical
Investor Class	$1,000	$1,020.11	$5.08	1.00%
I Class	$1,000	$1,021.12	$4.06	0.80%
Y Class	$1,000	$1,021.37	$3.81	0.75%
A Class	$1,000	$1,018.85	$6.34	1.25%
C Class	$1,000	$1,015.08	$10.13	2.00%
R Class	$1,000	$1,017.60	$7.61	1.50%
R5 Class	$1,000	$1,021.12	$4.06	0.80%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

DECEMBER 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Air Freight and Logistics — 0.1%
Expeditors International of Washington, Inc.	2,778	$353,362
Automobiles — 1.9%
Tesla, Inc.(1)	29,355	7,294,130
Beverages — 0.4%
Monster Beverage Corp.(1)	27,608	1,590,497
Biotechnology — 2.6%
Neurocrine Biosciences, Inc.(1)	8,691	1,145,126
Regeneron Pharmaceuticals, Inc.(1)	280	245,921
Vertex Pharmaceuticals, Inc.(1)	20,096	8,176,862
		9,567,909
Broadline Retail — 4.8%
Amazon.com, Inc.(1)	119,236	18,116,718
Building Products — 0.1%
Builders FirstSource, Inc.(1)	292	48,747
Lennox International, Inc.	581	260,009
		308,756
Capital Markets — 0.3%
Moody's Corp.	2,692	1,051,387
Commercial Services and Supplies — 0.5%
Copart, Inc.(1)	27,956	1,369,844
Rollins, Inc.	9,000	393,030
		1,762,874
Communications Equipment — 0.6%
Arista Networks, Inc.(1)	9,112	2,145,967
Consumer Staples Distribution & Retail — 3.0%
Costco Wholesale Corp.	12,822	8,463,546
Target Corp.	18,698	2,662,969
		11,126,515
Entertainment — 1.1%
Electronic Arts, Inc.	10,059	1,376,172
Netflix, Inc.(1)	5,513	2,684,169
		4,060,341
Financial Services — 4.5%
Block, Inc.(1)	7,645	591,341
Mastercard, Inc., Class A	22,123	9,435,680
Visa, Inc., Class A	26,385	6,869,335
		16,896,356
Food Products — 0.2%
Hershey Co.	4,345	810,082
Ground Transportation — 1.2%
Uber Technologies, Inc.(1)	74,419	4,581,978
Health Care Equipment and Supplies — 1.3%
Abbott Laboratories	5,008	551,231
Align Technology, Inc.(1)	3,656	1,001,744
Dexcom, Inc.(1)	3,413	423,519
Edwards Lifesciences Corp.(1)	17,409	1,327,436
6

	Shares	Value
IDEXX Laboratories, Inc.(1)	2,511	$1,393,730
Intuitive Surgical, Inc.(1)	846	285,407
		4,983,067
Health Care Providers and Services — 2.0%
Centene Corp.(1)	4,861	360,735
Humana, Inc.	1,870	856,105
Molina Healthcare, Inc.(1)	2,644	955,303
Progyny, Inc.(1)	6,121	227,579
UnitedHealth Group, Inc.	9,754	5,135,188
		7,534,910
Health Care Technology — 0.7%
Veeva Systems, Inc., Class A(1)	12,816	2,467,336
Hotels, Restaurants and Leisure — 3.6%
Airbnb, Inc., Class A(1)	8,943	1,217,500
Booking Holdings, Inc.(1)	2,604	9,236,961
Domino's Pizza, Inc.	1,105	455,514
Expedia Group, Inc.(1)	5,729	869,605
Starbucks Corp.	15,210	1,460,312
Wingstop, Inc.	1,044	267,870
		13,507,762
Household Products — 0.5%
Clorox Co.	4,095	583,906
Colgate-Palmolive Co.	14,482	1,154,360
		1,738,266
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	9,650	371,718
Insurance — 1.0%
Aon PLC, Class A	3,575	1,040,396
Kinsale Capital Group, Inc.	825	276,301
Marsh & McLennan Cos., Inc.	13,780	2,610,897
		3,927,594
Interactive Media and Services — 11.8%
Alphabet, Inc., Class A(1)	114,843	16,042,419
Alphabet, Inc., Class C(1)	63,687	8,975,409
Match Group, Inc.(1)	13,668	498,882
Meta Platforms, Inc., Class A(1)	51,010	18,055,499
Pinterest, Inc., Class A(1)	18,867	698,834
		44,271,043
IT Services — 0.4%
Accenture PLC, Class A	4,794	1,682,262
Life Sciences Tools and Services — 0.2%
Mettler-Toledo International, Inc.(1)	633	767,804
Machinery — 0.9%
Caterpillar, Inc.	10,978	3,245,865
Oil, Gas and Consumable Fuels — 1.0%
Cheniere Energy, Inc.	11,659	1,990,308
Marathon Petroleum Corp.	11,200	1,661,632
		3,651,940
Pharmaceuticals — 2.0%
Eli Lilly & Co.	7,878	4,592,244
Jazz Pharmaceuticals PLC(1)	2,084	256,332
7

	Shares	Value
Merck & Co., Inc.	25,555	$2,786,006
		7,634,582
Semiconductors and Semiconductor Equipment — 11.4%
Advanced Micro Devices, Inc.(1)	15,335	2,260,532
Applied Materials, Inc.	17,600	2,852,432
Broadcom, Inc.	5,764	6,434,065
KLA Corp.	3,490	2,028,737
Microchip Technology, Inc.	25,609	2,309,420
Monolithic Power Systems, Inc.	1,654	1,043,310
NVIDIA Corp.	36,872	18,259,752
ON Semiconductor Corp.(1)	7,280	608,098
QUALCOMM, Inc.	47,076	6,808,602
		42,604,948
Software — 22.1%
Adobe, Inc.(1)	16,295	9,721,597
AppLovin Corp., Class A(1)	6,122	243,962
Atlassian Corp., Class A(1)	2,119	504,025
Autodesk, Inc.(1)	7,694	1,873,335
Cadence Design Systems, Inc.(1)	10,356	2,820,664
Crowdstrike Holdings, Inc., Class A(1)	4,995	1,275,323
Datadog, Inc., Class A(1)	3,219	390,722
Fair Isaac Corp.(1)	1,655	1,926,436
Fortinet, Inc.(1)	40,169	2,351,092
Intuit, Inc.	8,054	5,033,992
Microsoft Corp.	107,902	40,575,468
Palo Alto Networks, Inc.(1)	6,102	1,799,358
Salesforce, Inc.(1)	18,842	4,958,084
ServiceNow, Inc.(1)	12,063	8,522,389
Synopsys, Inc.(1)	812	418,107
Workday, Inc., Class A(1)	1,436	396,422
		82,810,976
Specialty Retail — 4.9%
Home Depot, Inc.	9,791	3,393,071
Lowe's Cos., Inc.	13,318	2,963,921
O'Reilly Automotive, Inc.(1)	3,753	3,565,650
Ross Stores, Inc.	9,698	1,342,106
TJX Cos., Inc.	57,880	5,429,723
Ulta Beauty, Inc.(1)	3,230	1,582,668
		18,277,139
Technology Hardware, Storage and Peripherals — 12.6%
Apple, Inc.	242,293	46,648,671
Pure Storage, Inc., Class A(1)	15,563	554,977
		47,203,648
Textiles, Apparel and Luxury Goods — 0.9%
Deckers Outdoor Corp.(1)	888	593,566
Lululemon Athletica, Inc.(1)	2,122	1,084,957
NIKE, Inc., Class B	15,775	1,712,692
		3,391,215
Trading Companies and Distributors — 0.5%
Fastenal Co.	8,445	546,983
WW Grainger, Inc.	1,632	1,352,422
		1,899,405
TOTAL COMMON STOCKS (Cost $177,043,648)		371,638,352
8

	Shares	Value
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	75,625	$75,625
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $185,507), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $181,803)		181,696
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 1/31/30, valued at $2,223,689), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $2,181,286)		2,180,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 0.75% - 4.00%, 4/30/26 - 7/31/30, valued at $185,799), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $182,107)		182,000
		2,543,696
TOTAL SHORT-TERM INVESTMENTS (Cost $2,619,321)		2,619,321
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $179,662,969)		374,257,673
OTHER ASSETS AND LIABILITIES — 0.1%		374,267
TOTAL NET ASSETS — 100.0%		$374,631,940

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
9

Statement of Assets and Liabilities

DECEMBER 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $179,662,969)	$374,257,673
Receivable for capital shares sold	678,135
Dividends and interest receivable	241,136
375,176,944

Liabilities
Payable for capital shares redeemed	219,712
Accrued management fees	307,153
Distribution and service fees payable	18,139
545,004

Net Assets	$374,631,940

Net Assets Consist of:
Capital (par value and paid-in surplus)	$(21,484,606)
Distributable earnings (loss)	396,116,546
$374,631,940

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$240,007,550	9,941,230	$24.14
I Class, $0.01 Par Value	$67,556,366	2,757,235	$24.50
Y Class, $0.01 Par Value	$626,604	25,498	$24.57
A Class, $0.01 Par Value	$49,170,705	2,099,251	$23.42
C Class, $0.01 Par Value	$2,894,580	145,727	$19.86
R Class, $0.01 Par Value	$13,193,846	591,655	$22.30
R5 Class, $0.01 Par Value	$1,182,289	48,210	$24.52
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $24.85 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
10

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,983)	$2,839,840
Interest	225,562
3,065,402

Expenses:
Management fees	3,645,790
Distribution and service fees:
A Class	55,060
C Class	16,187
R Class	32,910
Directors' fees and expenses	34,225
Other expenses	1,718
3,785,890
Fees waived(1)	(1,717,029)
2,068,861

Net investment income (loss)	996,541

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	254,413,865
Futures contract transactions	2,958,339
Foreign currency translation transactions	2,624
257,374,828

Change in net unrealized appreciation (depreciation) on investments	(181,246,209)

Net realized and unrealized gain (loss)	76,128,619

Net Increase (Decrease) in Net Assets Resulting from Operations	$77,125,160
(1)Amount consists of $13,784, $3,254, $25, $2,202, $162, $658, $31 and $1,696,913 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and G Class, respectively.

See Notes to Financial Statements.
11

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2023 (UNAUDITED) AND YEAR ENDED JUNE 30, 2023
Increase (Decrease) in Net Assets	December 31, 2023	June 30, 2023
Operations
Net investment income (loss)	$996,541	$5,156,768
Net realized gain (loss)	257,374,828	344,317
Change in net unrealized appreciation (depreciation)	(181,246,209)	172,753,975
Net increase (decrease) in net assets resulting from operations	77,125,160	178,255,060

Distributions to Shareholders
From earnings:
Investor Class	(99,698)	—
I Class	(39,707)	(103,214)
Y Class	(390)	(1,156)
A Class	(10,054)	—
R5 Class	(689)	(2,177)
G Class	(1,726,883)	(5,038,511)
Decrease in net assets from distributions	(1,877,421)	(5,145,058)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(596,510,708)	(134,101,002)

Net increase (decrease) in net assets	(521,262,969)	39,009,000

Net Assets
Beginning of period	895,894,909	856,885,909
End of period	$374,631,940	$895,894,909

See Notes to Financial Statements.
12

Notes to Financial Statements

DECEMBER 31, 2023 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.  On December 15, 2023, there were no outstanding G Class shares and the fund discontinued offering G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

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The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

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Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. During the period ended December 31, 2023, the investment advisor agreed to waive 0.01% of the fund's management fee. The investment advisor expects this waiver to continue until October 31, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors. During the period, the investment advisor waived the G Class's management fee in its entirety.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended December 31, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
			Before Waiver	After Waiver
Investor Class	0.6880% to 0.8700%	0.2500% to 0.3100%	1.00%	0.99%
I Class		0.0500% to 0.1100%	0.80%	0.79%
Y Class		0.0000% to 0.0600%	0.75%	0.74%
A Class		0.2500% to 0.3100%	1.00%	0.99%
C Class		0.2500% to 0.3100%	1.00%	0.99%
R Class		0.2500% to 0.3100%	1.00%	0.99%
R5 Class		0.0500% to 0.1100%	0.80%	0.79%
G Class		0.0500% to 0.1100%	0.80%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2023 are detailed in the Statement of Operations.

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Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $36,121,137 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $8,403,152 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2023 were $163,457,704 and $756,536,676, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	480,000,000		480,000,000
Sold	1,004,213	$22,287,156	940,132	$17,704,070
Issued in reinvestment of distributions	3,999	96,746	—	—
Redeemed	(3,848,196)	(88,288,380)	(2,205,471)	(40,593,144)
	(2,839,984)	(65,904,478)	(1,265,339)	(22,889,074)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	190,265	4,285,455	377,447	7,126,295
Issued in reinvestment of distributions	1,617	39,693	5,907	103,188
Redeemed	(450,514)	(10,103,228)	(2,813,361)	(50,886,281)
	(258,632)	(5,778,080)	(2,430,007)	(43,656,798)
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	6,539	157,356	52,397	1,015,973
Issued in reinvestment of distributions	16	390	66	1,156
Redeemed	(4,455)	(100,087)	(34,364)	(673,108)
	2,100	57,659	18,099	344,021
A Class/Shares Authorized	50,000,000		50,000,000
Sold	230,677	4,902,051	342,653	6,162,417
Issued in reinvestment of distributions	420	9,861	—	—
Redeemed	(169,617)	(3,612,228)	(429,301)	(7,716,853)
	61,480	1,299,684	(86,648)	(1,554,436)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	2,865	52,336	5,253	81,073
Redeemed	(65,455)	(1,194,818)	(326,671)	(4,962,521)
	(62,590)	(1,142,482)	(321,418)	(4,881,448)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	79,107	1,620,165	145,767	2,518,092
Redeemed	(150,196)	(2,967,016)	(120,233)	(2,100,491)
	(71,089)	(1,346,851)	25,534	417,601
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	25,225	602,769	12,195	225,338
Issued in reinvestment of distributions	28	689	124	2,177
Redeemed	(201)	(4,646)	(66,641)	(1,149,713)
	25,052	598,812	(54,322)	(922,198)
G Class/Shares Authorized	550,000,000		550,000,000
Sold	247,767	5,449,116	2,159,845	40,026,333
Issued in reinvestment of distributions	73,610	1,726,883	281,495	5,038,511
Redeemed	(22,635,694)	(531,470,971)	(5,451,825)	(106,023,514)
	(22,314,317)	(524,294,972)	(3,010,485)	(60,958,670)
Net increase (decrease)	(25,457,980)	$(596,510,708)	(7,124,586)	$(134,101,002)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$371,638,352	—	—
Short-Term Investments	75,625	$2,543,696	—
	$371,713,977	$2,543,696	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2023, the effect of equity price risk derivative instruments on the Statement of Operations was $2,958,339 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

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The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$180,736,505
Gross tax appreciation of investments	$194,077,165
Gross tax depreciation of investments	(555,997)
Net tax appreciation (depreciation) of investments	$193,521,168

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2023, the fund had accumulated short-term capital losses of $(49,805,204), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$21.70	(0.03)	2.48	2.45	(0.01)	—	(0.01)	$24.14	11.29%	1.00%(4)	1.01%(4)	(0.26)%(4)	(0.27)%(4)	21%	$240,008
2023	$17.68	0.01	4.01	4.02	—	—	—	$21.70	22.74%	1.00%	1.01%	0.06%	0.05%	142%	$277,357
2022	$26.83	(0.06)	(3.76)	(3.82)	—	(5.33)	(5.33)	$17.68	(19.47)%	0.99%	1.00%	(0.14)%	(0.15)%	205%	$248,369
2021	$24.39	(0.07)	7.17	7.10	—	(4.66)	(4.66)	$26.83	31.26%	1.00%	1.01%	(0.28)%	(0.29)%	189%	$273,391
2020	$21.76	(0.02)	4.59	4.57	—	(1.94)	(1.94)	$24.39	22.13%	1.01%	1.02%	(0.10)%	(0.11)%	142%	$238,408
2019	$24.05	0.05	1.08	1.13	(0.04)	(3.38)	(3.42)	$21.76	6.61%	1.02%	1.02%	0.24%	0.24%	105%	$250,920
I Class
2023(3)	$22.00	(0.01)	2.52	2.51	(0.01)	—	(0.01)	$24.50	11.43%	0.80%(4)	0.81%(4)	(0.06)%(4)	(0.07)%(4)	21%	$67,556
2023	$17.92	0.05	4.06	4.11	(0.03)	—	(0.03)	$22.00	22.96%	0.80%	0.81%	0.26%	0.25%	142%	$66,363
2022	$27.08	(0.02)	(3.81)	(3.83)	—	(5.33)	(5.33)	$17.92	(19.31)%	0.79%	0.80%	0.06%	0.05%	205%	$97,606
2021	$24.54	(0.02)	7.22	7.20	—	(4.66)	(4.66)	$27.08	31.50%	0.80%	0.81%	(0.08)%	(0.09)%	189%	$149,388
2020	$21.84	0.02	4.62	4.64	—	(1.94)	(1.94)	$24.54	22.38%	0.81%	0.82%	0.10%	0.09%	142%	$136,351
2019	$24.13	0.10	1.08	1.18	(0.09)	(3.38)	(3.47)	$21.84	6.82%	0.82%	0.82%	0.44%	0.44%	105%	$213,805

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2023(3)	$22.06	0.01	2.52	2.53	(0.02)	—	(0.02)	$24.57	11.45%	0.75%(4)	0.76%(4)	(0.01)%(4)	(0.02)%(4)	21%	$627
2023	$17.97	0.02	4.11	4.13	(0.04)	—	(0.04)	$22.06	23.02%	0.75%	0.76%	0.31%	0.30%	142%	$516
2022	$27.13	(0.01)	(3.82)	(3.83)	—	(5.33)	(5.33)	$17.97	(19.27)%	0.74%	0.75%	0.11%	0.10%	205%	$95
2021	$24.56	(0.01)	7.24	7.23	—	(4.66)	(4.66)	$27.13	31.61%	0.75%	0.76%	(0.03)%	(0.04)%	189%	$159
2020	$21.85	0.04	4.61	4.65	—	(1.94)	(1.94)	$24.56	22.42%	0.76%	0.77%	0.15%	0.14%	142%	$232
2019	$24.14	0.12	1.07	1.19	(0.10)	(3.38)	(3.48)	$21.85	6.87%	0.77%	0.77%	0.49%	0.49%	105%	$579
A Class
2023(3)	$21.08	(0.05)	2.39	2.34	(—)(5)	—	—(5)	$23.42	11.18%	1.25%(4)	1.26%(4)	(0.51)%(4)	(0.52)%(4)	21%	$49,171
2023	$17.22	(0.04)	3.90	3.86	—	—	—	$21.08	22.43%	1.25%	1.26%	(0.19)%	(0.20)%	142%	$42,947
2022	$26.31	(0.12)	(3.64)	(3.76)	—	(5.33)	(5.33)	$17.22	(19.69)%	1.24%	1.25%	(0.39)%	(0.40)%	205%	$36,573
2021	$24.05	(0.13)	7.05	6.92	—	(4.66)	(4.66)	$26.31	30.93%	1.25%	1.26%	(0.53)%	(0.54)%	189%	$47,150
2020	$21.53	(0.08)	4.54	4.46	—	(1.94)	(1.94)	$24.05	21.84%	1.26%	1.27%	(0.35)%	(0.36)%	142%	$34,139
2019	$23.87	—(5)	1.06	1.06	(0.02)	(3.38)	(3.40)	$21.53	6.32%	1.27%	1.27%	(0.01)%	(0.01)%	105%	$31,650

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2023(3)	$17.94	(0.11)	2.03	1.92	—	—	—	$19.86	10.76%	2.00%(4)	2.01%(4)	(1.26)%(4)	(1.27)%(4)	21%	$2,895
2023	$14.76	(0.14)	3.32	3.18	—	—	—	$17.94	21.48%	2.00%	2.01%	(0.94)%	(0.95)%	142%	$3,737
2022	$23.41	(0.27)	(3.05)	(3.32)	—	(5.33)	(5.33)	$14.76	(20.27)%	1.99%	2.00%	(1.14)%	(1.15)%	205%	$7,820
2021	$21.99	(0.29)	6.37	6.08	—	(4.66)	(4.66)	$23.41	29.92%	2.00%	2.01%	(1.28)%	(1.29)%	189%	$16,775
2020	$19.98	(0.22)	4.17	3.95	—	(1.94)	(1.94)	$21.99	20.94%	2.01%	2.02%	(1.10)%	(1.11)%	142%	$22,346
2019	$22.55	(0.16)	0.97	0.81	—	(3.38)	(3.38)	$19.98	5.57%	2.02%	2.02%	(0.76)%	(0.76)%	105%	$26,088
R Class
2023(3)	$20.09	(0.08)	2.29	2.21	—	—	—	$22.30	11.06%	1.50%(4)	1.51%(4)	(0.76)%(4)	(0.77)%(4)	21%	$13,194
2023	$16.45	(0.08)	3.72	3.64	—	—	—	$20.09	22.14%	1.50%	1.51%	(0.44)%	(0.45)%	142%	$13,312
2022	$25.42	(0.17)	(3.47)	(3.64)	—	(5.33)	(5.33)	$16.45	(19.93)%	1.49%	1.50%	(0.64)%	(0.65)%	205%	$10,481
2021	$23.42	(0.19)	6.85	6.66	—	(4.66)	(4.66)	$25.42	30.63%	1.50%	1.51%	(0.78)%	(0.79)%	189%	$12,958
2020	$21.06	(0.13)	4.43	4.30	—	(1.94)	(1.94)	$23.42	21.56%	1.51%	1.52%	(0.60)%	(0.61)%	142%	$9,548
2019	$23.47	(0.06)	1.03	0.97	—	(3.38)	(3.38)	$21.06	6.03%	1.52%	1.52%	(0.26)%	(0.26)%	105%	$9,948

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$22.02	—(5)	2.51	2.51	(0.01)	—	(0.01)	$24.52	11.42%	0.80%(4)	0.81%(4)	(0.06)%(4)	(0.07)%(4)	21%	$1,182
2023	$17.94	0.07	4.04	4.11	(0.03)	—	(0.03)	$22.02	23.01%	0.80%	0.81%	0.26%	0.25%	142%	$510
2022	$27.10	(0.01)	(3.82)	(3.83)	—	(5.33)	(5.33)	$17.94	(19.34)%	0.79%	0.80%	0.06%	0.05%	205%	$1,390
2021	$24.55	(0.02)	7.23	7.21	—	(4.66)	(4.66)	$27.10	31.53%	0.80%	0.81%	(0.08)%	(0.09)%	189%	$1,528
2020	$21.85	0.02	4.62	4.64	—	(1.94)	(1.94)	$24.55	22.37%	0.81%	0.82%	0.10%	0.09%	142%	$1,153
2019	$24.14	0.10	1.08	1.18	(0.09)	(3.38)	(3.47)	$21.85	6.82%	0.82%	0.82%	0.44%	0.44%	105%	$957

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91454 2402

Semiannual Report

December 31, 2023

Equity Growth Fund
Investor Class (BEQGX)
I Class (AMEIX)
A Class (BEQAX)
C Class (AEYCX)
R Class (AEYRX)
R5 Class (AEYGX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending December 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Late-Period Rally Bolstered Stock Returns

Elevated inflation, hawkish central bank policy, rising interest rates and economic uncertainty weighed on stocks for much of the six-month period. Nevertheless, a late-period turnaround left U.S. and global stocks with solid six-month returns.

Markets were generally cautious early in the reporting period. After pausing in June, the Federal Reserve (Fed) resumed its rate-hike campaign in July and warned persistent above-target inflation may require more tightening. Investors’ prior rate-cut hopes evaporated, as they conceded rates likely would remain higher for longer. Treasury yields rose sharply through October, when the 10-year Treasury note topped 5% for the first time since 2007.

However, the July rate hike, which pushed the target rate to a 22-year high range of 5.25% to 5.5%, proved to be the Fed’s last increase. Amid moderating inflation, the Fed held rates steady through year-end and noted in December it expects three rate cuts in 2024. Central banks in Europe and the U.K. also held rates steady in the fourth quarter.

Easing inflation and more-dovish rhetoric from central banks sparked investor optimism. In the U.S., soft-landing expectations gained traction. Government bond yields plunged in November and December, triggering a risk-on rally that led to sharp fourth-quarter gains for stocks. The rally more than offset third-quarter losses, and most U.S. and global stock indices delivered solid six-month returns. U.S. stocks broadly outperformed non-U.S. indices.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions and slowing growth. In addition, the Israel-Hamas war and other Middle East tensions complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American
Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Short-Term Investments	0.8%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Industries	% of net assets
Software	12.5%
Semiconductors and Semiconductor Equipment	8.0%
Interactive Media and Services	7.0%
Technology Hardware, Storage and Peripherals	6.7%
Machinery	4.7%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period(1) 7/1/23 - 12/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,094.00	$3.47	0.66%
I Class	$1,000	$1,095.00	$2.42	0.46%
A Class	$1,000	$1,092.40	$4.79	0.91%
C Class	$1,000	$1,088.40	$8.71	1.66%
R Class	$1,000	$1,090.90	$6.10	1.16%
R5 Class	$1,000	$1,095.00	$2.42	0.46%
Hypothetical
Investor Class	$1,000	$1,021.82	$3.35	0.66%
I Class	$1,000	$1,022.82	$2.34	0.46%
A Class	$1,000	$1,020.56	$4.62	0.91%
C Class	$1,000	$1,016.79	$8.42	1.66%
R Class	$1,000	$1,019.31	$5.89	1.16%
R5 Class	$1,000	$1,022.82	$2.34	0.46%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

DECEMBER 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Aerospace and Defense — 1.6%
Lockheed Martin Corp.	44,855	$20,330,080
Textron, Inc.	56,911	4,576,783
		24,906,863
Air Freight and Logistics — 0.5%
FedEx Corp.	15,531	3,928,877
United Parcel Service, Inc., Class B	24,211	3,806,696
		7,735,573
Automobiles — 0.8%
Tesla, Inc.(1)	49,790	12,371,819
Banks — 3.2%
Bank of America Corp.	144,712	4,872,453
JPMorgan Chase & Co.	138,989	23,642,029
Truist Financial Corp.	50,672	1,870,810
U.S. Bancorp	217,830	9,427,683
Wells Fargo & Co.	190,295	9,366,320
		49,179,295
Beverages — 1.8%
Coca-Cola Co.	306,226	18,045,898
PepsiCo, Inc.	60,737	10,315,572
		28,361,470
Biotechnology — 3.8%
AbbVie, Inc.	51,940	8,049,142
Alkermes PLC(1)	122,693	3,403,504
Amgen, Inc.	21,189	6,102,856
Gilead Sciences, Inc.	90,716	7,348,903
Regeneron Pharmaceuticals, Inc.(1)	14,580	12,805,468
Vertex Pharmaceuticals, Inc.(1)	51,609	20,999,186
		58,709,059
Broadline Retail — 2.7%
Amazon.com, Inc.(1)	271,047	41,182,881
Building Products — 0.8%
Masco Corp.	71,307	4,776,143
Owens Corning	17,623	2,612,257
Simpson Manufacturing Co., Inc.	25,109	4,971,080
		12,359,480
Capital Markets — 0.8%
Cboe Global Markets, Inc.	25,970	4,637,203
Morgan Stanley	32,596	3,039,577
MSCI, Inc.	8,741	4,944,347
		12,621,127
Chemicals — 0.9%
CF Industries Holdings, Inc.	21,847	1,736,837
LyondellBasell Industries NV, Class A	87,114	8,282,799
PPG Industries, Inc.	25,844	3,864,970
		13,884,606
Commercial Services and Supplies — 0.3%
Republic Services, Inc.	30,308	4,998,092
6

	Shares	Value
Communications Equipment — 1.0%
Cisco Systems, Inc.	312,482	$15,786,591
Consumer Finance — 1.9%
American Express Co.	80,038	14,994,319
Capital One Financial Corp.	26,653	3,494,741
Discover Financial Services	58,919	6,622,496
Synchrony Financial	101,682	3,883,235
		28,994,791
Consumer Staples Distribution & Retail — 1.7%
Sysco Corp.	97,568	7,135,148
Target Corp.	40,433	5,758,468
US Foods Holding Corp.(1)	58,745	2,667,610
Walmart, Inc.	64,667	10,194,753
		25,755,979
Distributors — 0.2%
LKQ Corp.	69,185	3,306,351
Electric Utilities — 0.4%
Entergy Corp.	25,964	2,627,297
FirstEnergy Corp.	87,244	3,198,365
		5,825,662
Electrical Equipment — 0.5%
Acuity Brands, Inc.	10,506	2,151,944
Atkore, Inc.(1)	35,475	5,676,000
		7,827,944
Energy Equipment and Services — 0.2%
ChampionX Corp.	107,204	3,131,429
Entertainment — 1.5%
Electronic Arts, Inc.	76,586	10,477,731
Netflix, Inc.(1)	25,656	12,491,393
		22,969,124
Financial Services — 3.3%
Berkshire Hathaway, Inc., Class B(1)	35,315	12,595,448
Mastercard, Inc., Class A	12,913	5,507,523
PayPal Holdings, Inc.(1)	63,304	3,887,499
Visa, Inc., Class A	109,309	28,458,598
		50,449,068
Food Products — 0.1%
McCormick & Co., Inc.	28,558	1,953,938
Gas Utilities — 0.3%
Atmos Energy Corp.	36,276	4,204,388
Ground Transportation — 0.9%
Uber Technologies, Inc.(1)	223,784	13,778,381
Health Care Equipment and Supplies — 2.0%
Abbott Laboratories	131,173	14,438,212
Align Technology, Inc.(1)	18,314	5,018,036
Lantheus Holdings, Inc.(1)	84,254	5,223,748
Medtronic PLC	76,584	6,308,990
		30,988,986
Health Care Providers and Services — 2.8%
Cardinal Health, Inc.	54,832	5,527,066
Cigna Group	5,692	1,704,469
DaVita, Inc.(1)	23,709	2,483,755
7

	Shares	Value
Elevance Health, Inc.	18,632	$8,786,106
Humana, Inc.	16,050	7,347,850
McKesson Corp.	16,940	7,842,881
UnitedHealth Group, Inc.	16,399	8,633,582
		42,325,709
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	21,873	4,210,990
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	244,715	4,764,601
Hotels, Restaurants and Leisure — 3.3%
Booking Holdings, Inc.(1)	7,712	27,356,161
Darden Restaurants, Inc.	26,835	4,408,990
Expedia Group, Inc.(1)	72,685	11,032,856
Royal Caribbean Cruises Ltd.(1)	24,460	3,167,325
Starbucks Corp.	27,462	2,636,627
Yum! Brands, Inc.	15,668	2,047,181
		50,649,140
Household Durables — 0.7%
DR Horton, Inc.	24,156	3,671,229
Lennar Corp., Class A	27,740	4,134,369
PulteGroup, Inc.	22,809	2,354,345
		10,159,943
Household Products — 2.8%
Colgate-Palmolive Co.	203,242	16,200,420
Kimberly-Clark Corp.	136,546	16,591,705
Procter & Gamble Co.	74,695	10,945,805
		43,737,930
Industrial REITs — 0.1%
Prologis, Inc.	12,455	1,660,252
Insurance — 1.5%
Arch Capital Group Ltd.(1)	22,294	1,655,775
Everest Group Ltd.	15,207	5,376,891
Marsh & McLennan Cos., Inc.	15,329	2,904,386
Travelers Cos., Inc.	40,552	7,724,751
W R Berkley Corp.	84,625	5,984,680
		23,646,483
Interactive Media and Services — 7.0%
Alphabet, Inc., Class A(1)	222,264	31,048,058
Alphabet, Inc., Class C(1)	209,959	29,589,522
Meta Platforms, Inc., Class A(1)	135,149	47,837,340
		108,474,920
IT Services — 2.2%
Accenture PLC, Class A	52,339	18,366,278
Cognizant Technology Solutions Corp., Class A	69,241	5,229,773
International Business Machines Corp.	61,169	10,004,190
		33,600,241
Life Sciences Tools and Services — 1.5%
Agilent Technologies, Inc.	57,207	7,953,489
IQVIA Holdings, Inc.(1)	32,429	7,503,422
Medpace Holdings, Inc.(1)	9,118	2,794,941
Mettler-Toledo International, Inc.(1)	4,548	5,516,542
		23,768,394
8

	Shares	Value
Machinery — 4.7%
Caterpillar, Inc.	102,915	$30,428,878
Cummins, Inc.	35,638	8,537,796
Mueller Industries, Inc.	63,604	2,998,929
Otis Worldwide Corp.	82,864	7,413,842
PACCAR, Inc.	72,924	7,121,029
Parker-Hannifin Corp.	26,225	12,081,857
Snap-on, Inc.	14,947	4,317,291
		72,899,622
Media — 1.1%
Charter Communications, Inc., Class A(1)	4,226	1,642,562
Comcast Corp., Class A	348,096	15,264,009
		16,906,571
Metals and Mining — 0.1%
Steel Dynamics, Inc.	17,033	2,011,597
Multi-Utilities — 0.3%
Consolidated Edison, Inc.	43,766	3,981,393
Oil, Gas and Consumable Fuels — 4.6%
Cheniere Energy, Inc.	42,609	7,273,782
Chevron Corp.	27,316	4,074,455
ConocoPhillips	111,265	12,914,528
Coterra Energy, Inc.	162,032	4,135,057
Devon Energy Corp.	40,006	1,812,272
Diamondback Energy, Inc.	36,087	5,596,372
EOG Resources, Inc.	92,044	11,132,722
Exxon Mobil Corp.	102,590	10,256,948
Marathon Petroleum Corp.	72,202	10,711,889
Valero Energy Corp.	23,583	3,065,790
		70,973,815
Pharmaceuticals — 2.8%
Bristol-Myers Squibb Co.	41,310	2,119,616
Eli Lilly & Co.	14,317	8,345,666
Johnson & Johnson	37,453	5,870,383
Merck & Co., Inc.	239,509	26,111,271
		42,446,936
Professional Services — 0.4%
Leidos Holdings, Inc.	29,046	3,143,939
SS&C Technologies Holdings, Inc.	14,922	911,884
TriNet Group, Inc.(1)	23,238	2,763,695
		6,819,518
Retail REITs — 0.6%
Simon Property Group, Inc.	69,271	9,880,815
Semiconductors and Semiconductor Equipment — 8.0%
Advanced Micro Devices, Inc.(1)	55,444	8,173,000
Applied Materials, Inc.	9,690	1,570,458
Broadcom, Inc.	20,375	22,743,594
KLA Corp.	23,243	13,511,156
Microchip Technology, Inc.	201,943	18,211,220
NVIDIA Corp.	73,308	36,303,588
NXP Semiconductors NV	66,887	15,362,606
QUALCOMM, Inc.	47,019	6,800,358
		122,675,980
9

	Shares	Value
Software — 12.5%
Adobe, Inc.(1)	46,156	$27,536,670
Autodesk, Inc.(1)	36,912	8,987,334
Intuit, Inc.	25,446	15,904,513
Microsoft Corp.	259,942	97,748,590
Oracle Corp. (New York)	56,780	5,986,315
Salesforce, Inc.(1)	68,495	18,023,774
ServiceNow, Inc.(1)	22,579	15,951,838
Synopsys, Inc.(1)	4,995	2,571,975
		192,711,009
Specialty Retail — 3.3%
Bath & Body Works, Inc.	85,609	3,694,884
Best Buy Co., Inc.	26,642	2,085,536
Home Depot, Inc.	19,924	6,904,662
Lowe's Cos., Inc.	40,173	8,940,501
O'Reilly Automotive, Inc.(1)	10,759	10,221,911
Ross Stores, Inc.	57,750	7,992,022
TJX Cos., Inc.	50,807	4,766,205
Ulta Beauty, Inc.(1)	13,944	6,832,421
		51,438,142
Technology Hardware, Storage and Peripherals — 6.7%
Apple, Inc.	536,522	103,296,581
Trading Companies and Distributors — 0.4%
Beacon Roofing Supply, Inc.(1)	73,261	6,375,172
TOTAL COMMON STOCKS (Cost $1,019,488,003)		1,530,698,651
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	348,698	348,698
Repurchase Agreements — 0.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $889,970), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $872,199)		871,686
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/26, valued at $10,667,195), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $10,464,170)		10,458,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 1.625% - 4.375%, 8/15/26 - 11/30/29, valued at $892,062), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $874,515)		874,000
		12,203,686
TOTAL SHORT-TERM INVESTMENTS (Cost $12,552,384)		12,552,384
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,032,040,387)		1,543,251,035
OTHER ASSETS AND LIABILITIES†		(378,476)
TOTAL NET ASSETS — 100.0%		$1,542,872,559

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
10

Statement of Assets and Liabilities

DECEMBER 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,032,040,387)	$1,543,251,035
Receivable for capital shares sold	248,312
Dividends and interest receivable	1,405,816
1,544,905,163

Liabilities
Payable for capital shares redeemed	1,184,448
Accrued management fees	828,475
Distribution and service fees payable	19,681
2,032,604

Net Assets	$1,542,872,559

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,220,863,650
Distributable earnings (loss)	322,008,909
$1,542,872,559

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,394,339,945	51,454,349	$27.10
I Class, $0.01 Par Value	$71,262,798	2,625,226	$27.15
A Class, $0.01 Par Value	$52,967,265	1,959,332	$27.03
C Class, $0.01 Par Value	$1,413,972	53,867	$26.25
R Class, $0.01 Par Value	$17,960,469	664,132	$27.04
R5 Class, $0.01 Par Value	$4,928,110	181,493	$27.15
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $28.68 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
11

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $20,347)	$11,658,761
Interest	200,931
11,859,692

Expenses:
Management fees	4,981,968
Distribution and service fees:
A Class	61,758
C Class	8,545
R Class	45,034
Directors' fees and expenses	60,022
Other expenses	5,369
5,162,696

Net investment income (loss)	6,696,996

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	65,919,364
Futures contract transactions	1,027,205
66,946,569

Change in net unrealized appreciation (depreciation) on:
Investments	59,569,491
Translation of assets and liabilities in foreign currencies	11,820
59,581,311

Net realized and unrealized gain (loss)	126,527,880

Net Increase (Decrease) in Net Assets Resulting from Operations	$133,224,876

See Notes to Financial Statements.
12

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2023 (UNAUDITED) AND YEAR ENDED JUNE 30, 2023
Increase (Decrease) in Net Assets	December 31, 2023	June 30, 2023
Operations
Net investment income (loss)	$6,696,996	$38,878,119
Net realized gain (loss)	66,946,569	(41,433,144)
Change in net unrealized appreciation (depreciation)	59,581,311	230,490,918
Net increase (decrease) in net assets resulting from operations	133,224,876	227,935,893

Distributions to Shareholders
From earnings:
Investor Class	(6,525,427)	(127,015,055)
I Class	(524,122)	(25,537,540)
A Class	(175,302)	(3,994,179)
C Class	(81)	(217,827)
R Class	(38,966)	(1,571,464)
R5 Class	(27,789)	(437,889)
G Class	—	(77,289,590)
Decrease in net assets from distributions	(7,291,687)	(236,063,544)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(330,596,371)	(1,208,655,291)

Net increase (decrease) in net assets	(204,663,182)	(1,216,782,942)

Net Assets
Beginning of period	1,747,535,741	2,964,318,683
End of period	$1,542,872,559	$1,747,535,741

See Notes to Financial Statements.
13

Notes to Financial Statements

DECEMBER 31, 2023 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. On December 19, 2022, there were no outstanding G Class shares and the fund discontinued offering G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
14

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
15

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%
I Class		0.0500% to 0.1100%	0.45%
A Class		0.2500% to 0.3100%	0.65%
C Class		0.2500% to 0.3100%	0.65%
R Class		0.2500% to 0.3100%	0.65%
R5 Class		0.0500% to 0.1100%	0.45%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2023 were $357,411,301 and $690,650,984, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	850,000,000		850,000,000
Sold	996,684	$25,277,648	1,753,291	$41,540,272
Issued in reinvestment of distributions	244,151	6,326,381	5,260,468	123,460,216
Redeemed	(4,683,647)	(118,361,184)	(16,581,216)	(388,132,087)
	(3,442,812)	(86,757,155)	(9,567,457)	(223,131,599)
I Class/Shares Authorized	140,000,000		140,000,000
Sold	146,712	3,687,138	1,043,527	24,680,467
Issued in reinvestment of distributions	19,578	504,027	1,076,037	25,296,991
Redeemed	(9,816,965)	(244,247,715)	(5,258,972)	(122,798,567)
	(9,650,675)	(240,056,550)	(3,139,408)	(72,821,109)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	176,997	4,300,427	197,824	4,676,284
Issued in reinvestment of distributions	6,346	163,909	159,562	3,734,444
Redeemed	(210,223)	(5,245,456)	(522,827)	(12,426,415)
	(26,880)	(781,120)	(165,441)	(4,015,687)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	6,789	165,778	5,122	116,676
Issued in reinvestment of distributions	3	69	8,400	191,371
Redeemed	(37,524)	(913,558)	(73,601)	(1,665,269)
	(30,732)	(747,711)	(60,079)	(1,357,222)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	84,896	2,133,810	160,903	3,767,016
Issued in reinvestment of distributions	1,518	38,948	67,124	1,571,363
Redeemed	(174,184)	(4,208,200)	(289,406)	(6,780,601)
	(87,770)	(2,035,442)	(61,379)	(1,442,222)
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	8,184	209,053	58,002	1,388,428
Issued in reinvestment of distributions	756	19,651	14,804	348,099
Redeemed	(17,650)	(447,097)	(70,777)	(1,627,963)
	(8,710)	(218,393)	2,029	108,564
G Class/Shares Authorized	1,300,000,000		1,300,000,000
Sold			758,320	18,614,646
Issued in reinvestment of distributions			3,277,978	77,289,590
Redeemed			(43,502,799)	(1,001,900,252)
			(39,466,501)	(905,996,016)
Net increase (decrease)	(13,247,579)	$(330,596,371)	(52,458,236)	$(1,208,655,291)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

17

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,530,698,651	—	—
Short-Term Investments	348,698	$12,203,686	—
	$1,531,047,349	$12,203,686	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2023, the effect of equity price risk derivative instruments on the Statement of Operations was $1,027,205 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

18

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,042,499,897
Gross tax appreciation of investments	$509,602,161
Gross tax depreciation of investments	(8,851,023)
Net tax appreciation (depreciation) of investments	$500,751,138

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2023, the fund had accumulated short-term capital losses of $(240,840,823), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$24.89	0.11	2.22	2.33	(0.12)	—	(0.12)	$27.10	9.40%	0.66%(4)	0.85%(4)	23%	$1,394,340
2023	$24.15	0.36	2.47	2.83	(0.37)	(1.72)	(2.09)	$24.89	12.34%	0.66%	1.60%	169%	$1,366,594
2022	$36.56	0.24	(3.83)	(3.59)	(0.22)	(8.60)	(8.82)	$24.15	(14.48)%	0.65%	0.80%	238%	$1,556,896
2021	$30.41	0.29	9.82	10.11	(0.29)	(3.67)	(3.96)	$36.56	35.42%	0.66%	0.84%	186%	$1,998,353
2020	$31.73	0.34	1.58	1.92	(0.33)	(2.91)	(3.24)	$30.41	5.86%	0.67%	1.09%	113%	$1,789,426
2019	$33.36	0.39	1.56	1.95	(0.37)	(3.21)	(3.58)	$31.73	7.21%	0.67%	1.23%	80%	$2,289,532
I Class
2023(3)	$24.94	0.13	2.23	2.36	(0.15)	—	(0.15)	$27.15	9.50%	0.46%(4)	1.05%(4)	23%	$71,263
2023	$24.19	0.39	2.50	2.89	(0.42)	(1.72)	(2.14)	$24.94	12.59%	0.46%	1.80%	169%	$306,157
2022	$36.61	0.30	(3.84)	(3.54)	(0.28)	(8.60)	(8.88)	$24.19	(14.32)%	0.45%	1.00%	238%	$372,948
2021	$30.45	0.34	9.85	10.19	(0.36)	(3.67)	(4.03)	$36.61	35.68%	0.46%	1.04%	186%	$548,632
2020	$31.76	0.40	1.59	1.99	(0.39)	(2.91)	(3.30)	$30.45	6.10%	0.47%	1.29%	113%	$419,610
2019	$33.39	0.45	1.56	2.01	(0.43)	(3.21)	(3.64)	$31.76	7.41%	0.47%	1.43%	80%	$445,933

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$24.83	0.08	2.21	2.29	(0.09)	—	(0.09)	$27.03	9.24%	0.91%(4)	0.60%(4)	23%	$52,967
2023	$24.10	0.29	2.47	2.76	(0.31)	(1.72)	(2.03)	$24.83	12.09%	0.91%	1.35%	169%	$49,323
2022	$36.50	0.15	(3.81)	(3.66)	(0.14)	(8.60)	(8.74)	$24.10	(14.73)%	0.90%	0.55%	238%	$51,847
2021	$30.36	0.20	9.81	10.01	(0.20)	(3.67)	(3.87)	$36.50	35.10%	0.91%	0.59%	186%	$75,252
2020	$31.69	0.26	1.57	1.83	(0.25)	(2.91)	(3.16)	$30.36	5.57%	0.92%	0.84%	113%	$61,504
2019	$33.32	0.31	1.57	1.88	(0.30)	(3.21)	(3.51)	$31.69	6.96%	0.92%	0.98%	80%	$81,086
C Class
2023(3)	$24.12	(0.02)	2.15	2.13	—(5)	—	—(5)	$26.25	8.84%	1.66%(4)	(0.15)%(4)	23%	$1,414
2023	$23.48	0.12	2.39	2.51	(0.15)	(1.72)	(1.87)	$24.12	11.23%	1.66%	0.60%	169%	$2,041
2022	$35.92	(0.09)	(3.71)	(3.80)	(0.04)	(8.60)	(8.64)	$23.48	(15.34)%	1.65%	(0.20)%	238%	$3,397
2021	$29.98	(0.05)	9.66	9.61	—(5)	(3.67)	(3.67)	$35.92	34.07%	1.66%	(0.16)%	186%	$4,950
2020	$31.34	0.03	1.55	1.58	(0.03)	(2.91)	(2.94)	$29.98	4.80%	1.67%	0.09%	113%	$5,880
2019	$33.00	0.07	1.55	1.62	(0.07)	(3.21)	(3.28)	$31.34	6.17%	1.67%	0.23%	80%	$7,378

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2023(3)	$24.84	0.04	2.22	2.26	(0.06)	—	(0.06)	$27.04	9.09%	1.16%(4)	0.35%(4)	23%	$17,960
2023	$24.10	0.23	2.48	2.71	(0.25)	(1.72)	(1.97)	$24.84	11.80%	1.16%	1.10%	169%	$18,677
2022	$36.53	0.07	(3.82)	(3.75)	(0.08)	(8.60)	(8.68)	$24.10	(14.92)%	1.15%	0.30%	238%	$19,602
2021	$30.38	0.12	9.81	9.93	(0.11)	(3.67)	(3.78)	$36.53	34.77%	1.16%	0.34%	186%	$24,891
2020	$31.71	0.18	1.57	1.75	(0.17)	(2.91)	(3.08)	$30.38	5.31%	1.17%	0.59%	113%	$21,394
2019	$33.34	0.23	1.57	1.80	(0.22)	(3.21)	(3.43)	$31.71	6.69%	1.17%	0.73%	80%	$21,413
R5 Class
2023(3)	$24.95	0.13	2.22	2.35	(0.15)	—	(0.15)	$27.15	9.50%	0.46%(4)	1.05%(4)	23%	$4,928
2023	$24.20	0.40	2.49	2.89	(0.42)	(1.72)	(2.14)	$24.95	12.59%	0.46%	1.80%	169%	$4,745
2022	$36.62	0.30	(3.84)	(3.54)	(0.28)	(8.60)	(8.88)	$24.20	(14.34)%	0.45%	1.00%	238%	$4,553
2021	$30.45	0.34	9.86	10.20	(0.36)	(3.67)	(4.03)	$36.62	35.72%	0.46%	1.04%	186%	$6,096
2020	$31.77	0.40	1.58	1.98	(0.39)	(2.91)	(3.30)	$30.45	6.06%	0.47%	1.29%	113%	$2,302
2019	$33.39	0.45	1.57	2.02	(0.43)	(3.21)	(3.64)	$31.77	7.44%	0.47%	1.43%	80%	$2,069

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91455 2402

Semiannual Report

December 31, 2023

Global Gold Fund
Investor Class (BGEIX)
I Class (AGGNX)
A Class (ACGGX)
C Class (AGYCX)
R Class (AGGWX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending December 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Late-Period Rally Bolstered Stock Returns

Elevated inflation, hawkish central bank policy, rising interest rates and economic uncertainty weighed on stocks for much of the six-month period. Nevertheless, a late-period turnaround left U.S. and global stocks with solid six-month returns.

Markets were generally cautious early in the reporting period. After pausing in June, the Federal Reserve (Fed) resumed its rate-hike campaign in July and warned persistent above-target inflation may require more tightening. Investors’ prior rate-cut hopes evaporated, as they conceded rates likely would remain higher for longer. Treasury yields rose sharply through October, when the 10-year Treasury note topped 5% for the first time since 2007.

However, the July rate hike, which pushed the target rate to a 22-year high range of 5.25% to 5.5%, proved to be the Fed’s last increase. Amid moderating inflation, the Fed held rates steady through year-end and noted in December it expects three rate cuts in 2024. Central banks in Europe and the U.K. also held rates steady in the fourth quarter.

Easing inflation and more-dovish rhetoric from central banks sparked investor optimism. In the U.S., soft-landing expectations gained traction. Government bond yields plunged in November and December, triggering a risk-on rally that led to sharp fourth-quarter gains for stocks. The rally more than offset third-quarter losses, and most U.S. and global stock indices delivered solid six-month returns. U.S. stocks broadly outperformed non-U.S. indices.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions and slowing growth. In addition, the Israel-Hamas war and other Middle East tensions complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American
Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.2%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.5)%

Top Five Countries	% of net assets
Canada	45.9%
Australia	17.1%
South Africa	12.9%
United States	11.6%
United Kingdom	5.5%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period(1) 7/1/23 - 12/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,054.30	$3.41	0.66%
I Class	$1,000	$1,055.70	$2.38	0.46%
A Class	$1,000	$1,053.10	$4.70	0.91%
C Class	$1,000	$1,049.60	$8.55	1.66%
R Class	$1,000	$1,052.40	$5.98	1.16%
Hypothetical
Investor Class	$1,000	$1,021.82	$3.35	0.66%
I Class	$1,000	$1,022.82	$2.34	0.46%
A Class	$1,000	$1,020.56	$4.62	0.91%
C Class	$1,000	$1,016.79	$8.42	1.66%
R Class	$1,000	$1,019.31	$5.89	1.16%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

DECEMBER 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Australia — 17.1%
Capricorn Metals Ltd.(1)	812,000	$2,602,946
Emerald Resources NL(1)	2,945,000	6,037,828
Evolution Mining Ltd.	7,035,597	18,928,250
Gold Road Resources Ltd.	3,088,000	4,127,773
Northern Star Resources Ltd.	3,126,017	29,003,502
Perseus Mining Ltd.	7,428,000	9,343,136
Ramelius Resources Ltd.	7,543,900	8,643,659
Regis Resources Ltd.(1)	6,931,800	10,279,436
Resolute Mining Ltd.(1)	10,272,400	3,100,783
Silver Lake Resources Ltd.(1)	3,909,900	3,163,948
Westgold Resources Ltd.(1)	2,709,800	4,017,642
		99,248,903
Canada — 45.9%
Agnico Eagle Mines Ltd. (New York)	542,573	29,760,129
Alamos Gold, Inc. (New York), Class A	1,669,800	22,492,206
B2Gold Corp. (New York)	5,170,400	16,338,464
Barrick Gold Corp.	1,508,720	27,292,745
Calibre Mining Corp.(1)	3,086,600	3,168,013
Dundee Precious Metals, Inc.	1,390,600	8,899,504
Eldorado Gold Corp.(1)	898,300	11,650,951
Equinox Gold Corp.(1)	719,500	3,518,355
Fortuna Silver Mines, Inc.(1)(2)	1,816,500	7,011,690
Franco-Nevada Corp.	187,900	20,821,199
IAMGOLD Corp.(1)	2,659,000	6,727,270
Karora Resources, Inc.(1)	499,800	1,836,931
Kinross Gold Corp. (New York)	5,301,557	32,074,420
New Gold, Inc.(1)	4,736,200	6,914,852
OceanaGold Corp.	3,942,000	7,556,454
Osisko Gold Royalties Ltd.	322,200	4,601,016
Pan American Silver Corp. (NASDAQ)	878,663	14,348,567
Silvercorp Metals, Inc.	1,024,700	2,667,986
SilverCrest Metals, Inc.(1)(2)	724,600	4,746,130
SSR Mining, Inc.	269,700	2,901,972
Torex Gold Resources, Inc.(1)	502,164	5,540,650
Wesdome Gold Mines Ltd.(1)	280,700	1,633,295
Wheaton Precious Metals Corp.	497,800	24,561,452
		267,064,251
China — 4.9%
Zhaojin Mining Industry Co. Ltd., H Shares	4,447,500	5,525,242
Zijin Mining Group Co. Ltd., H Shares	13,940,000	22,724,549
		28,249,791
Peru — 1.3%
Cia de Minas Buenaventura SAA, ADR	516,600	7,872,984
South Africa — 12.9%
Anglogold Ashanti PLC	1,144,476	21,390,257
Gold Fields Ltd., ADR	2,506,100	36,238,206
6

	Shares	Value
Harmony Gold Mining Co. Ltd., ADR	2,848,000	$17,515,200
		75,143,663
United Kingdom — 5.5%
Centamin PLC	7,528,600	9,560,738
Endeavour Mining PLC	618,904	13,904,964
Hochschild Mining PLC(1)	3,930,000	5,358,373
Pan African Resources PLC	14,115,700	3,026,334
		31,850,409
United States — 11.6%
Coeur Mining, Inc.(1)	551,100	1,796,586
Hecla Mining Co.	950,200	4,570,462
Newmont Corp.	627,180	25,958,980
Newmont Corp. (Sydney)	326,925	13,531,843
Royal Gold, Inc.	179,321	21,690,668
		67,548,539
TOTAL COMMON STOCKS (Cost $398,271,808)		576,978,540
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,303,625	2,303,625
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $367,918), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $360,571)		360,359
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/26, valued at $4,409,485), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $4,325,551)		4,323,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 2.00% - 4.00%, 1/31/24 - 10/31/29, valued at $368,447), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $361,213)		361,000
		5,044,359
TOTAL SHORT-TERM INVESTMENTS (Cost $7,347,984)		7,347,984
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $405,619,792)		584,326,524
OTHER ASSETS AND LIABILITIES — (0.5)%		(2,818,896)
TOTAL NET ASSETS — 100.0%		$581,507,628

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,223,002. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,303,625.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

DECEMBER 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $403,316,167) — including $2,223,002 of securities on loan	$582,022,899
Investment made with cash collateral received for securities on loan, at value (cost of $2,303,625)	2,303,625
Total investment securities, at value (cost of $405,619,792)	584,326,524
Cash	145,360
Receivable for capital shares sold	232,535
Dividends and interest receivable	154,307
Securities lending receivable	759
584,859,485

Liabilities
Payable for collateral received for securities on loan	2,303,625
Payable for capital shares redeemed	726,861
Accrued management fees	313,689
Distribution and service fees payable	7,682
3,351,857

Net Assets	$581,507,628

Net Assets Consist of:
Capital (par value and paid-in surplus)	$558,276,908
Distributable earnings (loss)	23,230,720
$581,507,628

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$510,994,784	47,915,016	$10.66
I Class, $0.01 Par Value	$46,363,881	4,294,967	$10.79
A Class, $0.01 Par Value	$16,001,993	1,536,129	$10.42
C Class, $0.01 Par Value	$2,077,112	210,642	$9.86
R Class, $0.01 Par Value	$6,069,858	590,044	$10.29
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.06 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $543,777)	$6,627,949
Interest	126,703
Securities lending, net	22,574
6,777,226

Expenses:
Management fees	1,782,312
Distribution and service fees:
A Class	19,371
C Class	10,603
R Class	15,262
Directors' fees and expenses	21,504
Other expenses	408
1,849,460

Net investment income (loss)	4,927,766

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(8,226,438)
Foreign currency translation transactions	6,398
(8,220,040)

Change in net unrealized appreciation (depreciation) on:
Investments	33,529,033
Translation of assets and liabilities in foreign currencies	6,225
33,535,258

Net realized and unrealized gain (loss)	25,315,218

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,242,984

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2023 (UNAUDITED) AND YEAR ENDED JUNE 30, 2023
Increase (Decrease) in Net Assets	December 31, 2023	June 30, 2023
Operations
Net investment income (loss)	$4,927,766	$8,285,513
Net realized gain (loss)	(8,220,040)	(6,012,146)
Change in net unrealized appreciation (depreciation)	33,535,258	30,054,959
Net increase (decrease) in net assets resulting from operations	30,242,984	32,328,326

Distributions to Shareholders
From earnings:
Investor Class	(5,624,946)	(6,742,091)
I Class	(543,552)	(751,697)
A Class	(156,321)	(180,378)
C Class	(12,594)	(11,256)
R Class	(51,060)	(59,822)
Decrease in net assets from distributions	(6,388,473)	(7,745,244)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(9,257,486)	12,289,237

Net increase (decrease) in net assets	14,597,025	36,872,319

Net Assets
Beginning of period	566,910,603	530,038,284
End of period	$581,507,628	$566,910,603

See Notes to Financial Statements.
10

Notes to Financial Statements

DECEMBER 31, 2023 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,303,625	—	—	—	$2,303,625
Gross amount of recognized liabilities for securities lending transactions					$2,303,625
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.
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The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.65%
I Class		0.0500% to 0.1100%	0.45%
A Class		0.2500% to 0.3100%	0.65%
C Class		0.2500% to 0.3100%	0.65%
R Class		0.2500% to 0.3100%	0.65%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2023 were $185,582,409 and $196,996,501, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	800,000,000		800,000,000
Sold	3,955,566	$40,013,698	10,247,857	$102,413,453
Issued in reinvestment of distributions	503,474	5,442,551	630,885	6,484,010
Redeemed	(5,122,224)	(52,119,072)	(9,475,487)	(95,100,250)
	(663,184)	(6,662,823)	1,403,255	13,797,213
I Class/Shares Authorized	100,000,000		100,000,000
Sold	408,660	4,151,389	2,085,278	20,330,920
Issued in reinvestment of distributions	49,605	542,676	72,262	751,583
Redeemed	(590,536)	(6,006,655)	(1,834,291)	(18,086,323)
	(132,271)	(1,312,590)	323,249	2,996,180
A Class/Shares Authorized	30,000,000		30,000,000
Sold	297,357	2,893,074	546,533	5,391,474
Issued in reinvestment of distributions	14,420	152,279	17,502	175,531
Redeemed	(352,962)	(3,400,134)	(810,531)	(7,730,151)
	(41,185)	(354,781)	(246,496)	(2,163,146)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	6,960	62,665	21,299	189,816
Issued in reinvestment of distributions	1,260	12,594	1,192	11,256
Redeemed	(39,217)	(363,360)	(98,626)	(937,509)
	(30,997)	(288,101)	(76,135)	(736,437)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	99,122	975,285	232,351	2,261,873
Issued in reinvestment of distributions	4,895	51,060	6,040	59,771
Redeemed	(173,914)	(1,665,536)	(416,114)	(3,926,217)
	(69,897)	(639,191)	(177,723)	(1,604,573)
Net increase (decrease)	(937,534)	$(9,257,486)	1,226,150	$12,289,237

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
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The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$99,248,903	—
Canada	$235,761,418	31,302,833	—
China	—	28,249,791	—
United Kingdom	—	31,850,409	—
United States	54,016,696	13,531,843	—
Other Countries	83,016,647	—	—
Short-Term Investments	2,303,625	5,044,359	—
	$375,098,386	$209,228,138	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$407,210,268
Gross tax appreciation of investments	$180,658,434
Gross tax depreciation of investments	(3,542,178)
Net tax appreciation (depreciation) of investments	$177,116,256

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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As of June 30, 2023, the fund had accumulated short-term capital losses of $(130,726,751) and accumulated long-term capital losses of $(13,091,396), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$10.22	0.09	0.47	0.56	(0.12)	$10.66	5.43%	0.66%(4)	1.76%(4)	33%	$510,995
2023	$9.78	0.15	0.43	0.58	(0.14)	$10.22	5.94%	0.66%	1.51%	59%	$496,571
2022	$12.37	0.17	(2.54)	(2.37)	(0.22)	$9.78	(19.33)%	0.65%	1.46%	57%	$461,236
2021	$13.64	0.13	(1.26)	(1.13)	(0.14)	$12.37	(8.30)%	0.66%	0.96%	105%	$590,853
2020	$9.76	0.04	3.94	3.98	(0.10)	$13.64	41.12%	0.67%	0.35%	50%	$644,946
2019	$8.58	0.07	1.11	1.18	—	$9.76	13.75%	0.67%	0.84%	47%	$398,804
I Class
2023(3)	$10.34	0.10	0.48	0.58	(0.13)	$10.79	5.57%	0.46%(4)	1.96%(4)	33%	$46,364
2023	$9.89	0.17	0.44	0.61	(0.16)	$10.34	6.18%	0.46%	1.71%	59%	$45,797
2022	$12.51	0.20	(2.57)	(2.37)	(0.25)	$9.89	(19.20)%	0.45%	1.66%	57%	$40,601
2021	$13.79	0.16	(1.27)	(1.11)	(0.17)	$12.51	(8.10)%	0.46%	1.16%	105%	$68,014
2020	$9.88	0.06	3.98	4.04	(0.13)	$13.79	41.34%	0.47%	0.55%	50%	$74,730
2019	$8.67	0.08	1.13	1.21	—	$9.88	13.96%	0.47%	1.04%	47%	$30,608

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$9.99	0.07	0.46	0.53	(0.10)	$10.42	5.31%	0.91%(4)	1.51%(4)	33%	$16,002
2023	$9.55	0.12	0.44	0.56	(0.12)	$9.99	5.81%	0.91%	1.26%	59%	$15,750
2022	$12.09	0.14	(2.48)	(2.34)	(0.20)	$9.55	(19.57)%	0.90%	1.21%	57%	$17,423
2021	$13.33	0.10	(1.23)	(1.13)	(0.11)	$12.09	(8.51)%	0.91%	0.71%	105%	$22,022
2020	$9.54	0.01	3.85	3.86	(0.07)	$13.33	40.72%	0.92%	0.10%	50%	$15,798
2019	$8.40	0.05	1.09	1.14	—	$9.54	13.57%	0.92%	0.59%	47%	$10,311
C Class
2023(3)	$9.45	0.03	0.44	0.47	(0.06)	$9.86	4.96%	1.66%(4)	0.76%(4)	33%	$2,077
2023	$9.05	0.05	0.39	0.44	(0.04)	$9.45	4.84%	1.66%	0.51%	59%	$2,284
2022	$11.46	0.05	(2.34)	(2.29)	(0.12)	$9.05	(20.13)%	1.65%	0.46%	57%	$2,875
2021	$12.63	(0.01)	(1.15)	(1.16)	(0.01)	$11.46	(9.18)%	1.66%	(0.04)%	105%	$3,838
2020	$9.04	(0.07)	3.66	3.59	—	$12.63	39.71%	1.67%	(0.65)%	50%	$4,628
2019	$8.03	(0.01)	1.02	1.01	—	$9.04	12.58%	1.67%	(0.16)%	47%	$2,994
R Class
2023(3)	$9.86	0.06	0.46	0.52	(0.09)	$10.29	5.24%	1.16%(4)	1.26%(4)	33%	$6,070
2023	$9.44	0.10	0.41	0.51	(0.09)	$9.86	5.39%	1.16%	1.01%	59%	$6,508
2022	$11.94	0.11	(2.44)	(2.33)	(0.17)	$9.44	(19.69)%	1.15%	0.96%	57%	$7,904
2021	$13.17	0.06	(1.22)	(1.16)	(0.07)	$11.94	(8.79)%	1.16%	0.46%	105%	$8,868
2020	$9.42	(0.01)	3.80	3.79	(0.04)	$13.17	40.44%	1.17%	(0.15)%	50%	$10,464
2019	$8.32	0.02	1.08	1.10	—	$9.42	13.22%	1.17%	0.34%	47%	$5,573

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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Notes

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Notes

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Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91453 2402

Semiannual Report

December 31, 2023

Small Company Fund
Investor Class (ASQIX)
I Class (ASCQX)
A Class (ASQAX)
C Class (ASQCX)
R Class (ASCRX)
R5 Class (ASQGX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending December 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Late-Period Rally Bolstered Stock Returns

Elevated inflation, hawkish central bank policy, rising interest rates and economic uncertainty weighed on stocks for much of the six-month period. Nevertheless, a late-period turnaround left U.S. and global stocks with solid six-month returns.

Markets were generally cautious early in the reporting period. After pausing in June, the Federal Reserve (Fed) resumed its rate-hike campaign in July and warned persistent above-target inflation may require more tightening. Investors’ prior rate-cut hopes evaporated, as they conceded rates likely would remain higher for longer. Treasury yields rose sharply through October, when the 10-year Treasury note topped 5% for the first time since 2007.

However, the July rate hike, which pushed the target rate to a 22-year high range of 5.25% to 5.5%, proved to be the Fed’s last increase. Amid moderating inflation, the Fed held rates steady through year-end and noted in December it expects three rate cuts in 2024. Central banks in Europe and the U.K. also held rates steady in the fourth quarter.

Easing inflation and more-dovish rhetoric from central banks sparked investor optimism. In the U.S., soft-landing expectations gained traction. Government bond yields plunged in November and December, triggering a risk-on rally that led to sharp fourth-quarter gains for stocks. The rally more than offset third-quarter losses, and most U.S. and global stock indices delivered solid six-month returns. U.S. stocks broadly outperformed non-U.S. indices.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions and slowing growth. In addition, the Israel-Hamas war and other Middle East tensions complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American
Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

DECEMBER 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Short-Term Investments	1.6%
Other Assets and Liabilities	(1.3)%

Top Five Industries	% of net assets
Banks	7.6%
Software	7.2%
Household Durables	5.0%
Oil, Gas and Consumable Fuels	4.4%
Professional Services	3.9%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period(1) 7/1/23 - 12/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,115.60	$4.57	0.86%
I Class	$1,000	$1,115.90	$3.51	0.66%
A Class	$1,000	$1,114.40	$5.90	1.11%
C Class	$1,000	$1,109.80	$9.86	1.86%
R Class	$1,000	$1,112.10	$7.22	1.36%
R5 Class	$1,000	$1,116.50	$3.51	0.66%
Hypothetical
Investor Class	$1,000	$1,020.81	$4.37	0.86%
I Class	$1,000	$1,021.82	$3.35	0.66%
A Class	$1,000	$1,019.56	$5.63	1.11%
C Class	$1,000	$1,015.79	$9.42	1.86%
R Class	$1,000	$1,018.30	$6.90	1.36%
R5 Class	$1,000	$1,021.82	$3.35	0.66%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

DECEMBER 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.5%
AAR Corp.(1)	8,185	$510,744
Triumph Group, Inc.(1)	19,757	327,571
		838,315
Automobile Components — 0.9%
Dorman Products, Inc.(1)	2,056	171,491
Fox Factory Holding Corp.(1)	2,726	183,951
Visteon Corp.(1)	9,338	1,166,316
		1,521,758
Automobiles — 0.4%
Winnebago Industries, Inc.	9,875	719,690
Banks — 7.6%
Atlantic Union Bankshares Corp.	9,678	353,634
Bancorp, Inc.(1)	11,407	439,854
Bank of NT Butterfield & Son Ltd.	8,459	270,773
Bank OZK	7,590	378,210
Cadence Bank	3,412	100,961
Customers Bancorp, Inc.(1)	2,111	121,636
Eagle Bancorp, Inc.	5,754	173,425
East West Bancorp, Inc.	7,002	503,794
Enterprise Financial Services Corp.	5,833	260,443
First BanCorp	29,018	477,346
First Financial Bancorp	17,005	403,869
Fulton Financial Corp.	33,872	557,533
Heartland Financial USA, Inc.	10,330	388,511
Hilltop Holdings, Inc.	7,019	247,139
Home BancShares, Inc.	17,757	449,785
Independent Bank Corp.	8,318	547,408
International Bancshares Corp.	7,291	396,047
National Bank Holdings Corp., Class A	7,148	265,834
Northwest Bancshares, Inc.	36,751	458,652
OFG Bancorp	21,164	793,227
Pacific Premier Bancorp, Inc.	15,391	448,032
Pathward Financial, Inc.	9,090	481,134
Popular, Inc.	7,413	608,385
Premier Financial Corp.	9,132	220,081
Renasant Corp.	11,771	396,447
Sandy Spring Bancorp, Inc.	6,235	169,841
SouthState Corp.	7,480	631,686
Stellar Bancorp, Inc.	9,115	253,762
TriCo Bancshares	7,201	309,427
Valley National Bancorp	51,265	556,738
Veritex Holdings, Inc.	14,551	338,602
Wintrust Financial Corp.	5,273	489,071
		12,491,287
Beverages — 1.4%
Celsius Holdings, Inc.(1)	9,600	523,392

	Shares	Value
Coca-Cola Consolidated, Inc.	1,961	$1,820,592
		2,343,984
Biotechnology — 3.5%
Alkermes PLC(1)	50,780	1,408,637
Amicus Therapeutics, Inc.(1)	12,653	179,546
Avidity Biosciences, Inc.(1)	17,333	156,864
CareDx, Inc.(1)	13,500	162,000
Dynavax Technologies Corp.(1)(2)	51,602	721,396
Exelixis, Inc.(1)	64,144	1,538,815
Ironwood Pharmaceuticals, Inc.(1)	57,963	663,097
PTC Therapeutics, Inc.(1)	18,364	506,112
Sarepta Therapeutics, Inc.(1)	1,996	192,474
Veracyte, Inc.(1)	5,526	152,020
		5,680,961
Broadline Retail — 0.7%
Dillard's, Inc., Class A(2)	1,251	504,966
Kohl's Corp.	9,406	269,764
Nordstrom, Inc.(2)	19,704	363,539
		1,138,269
Building Products — 3.8%
American Woodmark Corp.(1)	6,399	594,147
Builders FirstSource, Inc.(1)	6,500	1,085,110
Janus International Group, Inc.(1)	60,440	788,742
JELD-WEN Holding, Inc.(1)	16,080	303,590
Masonite International Corp.(1)	3,995	338,217
PGT Innovations, Inc.(1)	1,986	80,830
Quanex Building Products Corp.	11,907	363,997
Resideo Technologies, Inc.(1)	33,034	621,700
Simpson Manufacturing Co., Inc.	1,316	260,542
UFP Industries, Inc.	14,145	1,775,905
		6,212,780
Capital Markets — 2.9%
BGC Group, Inc., Class A	45,049	325,254
Cohen & Steers, Inc.	15,872	1,201,986
Hamilton Lane, Inc., Class A	10,532	1,194,750
Open Lending Corp., Class A(1)	50,815	432,436
PJT Partners, Inc., Class A	13,211	1,345,804
Victory Capital Holdings, Inc., Class A	7,729	266,187
		4,766,417
Chemicals — 0.8%
Orion SA	42,867	1,188,702
Quaker Chemical Corp.	694	148,113
		1,336,815
Commercial Services and Supplies — 1.9%
ABM Industries, Inc.	8,993	403,156
ACCO Brands Corp.	24,747	150,462
Brink's Co.	5,181	455,669
Cimpress PLC(1)	4,974	398,169
Clean Harbors, Inc.(1)	2,526	440,812
CoreCivic, Inc.(1)	26,171	380,265
MillerKnoll, Inc.	6,953	185,506
Steelcase, Inc., Class A	20,072	271,373

	Shares	Value
Viad Corp.(1)	10,284	$372,281
		3,057,693
Communications Equipment — 1.2%
Calix, Inc.(1)	11,656	509,251
Extreme Networks, Inc.(1)	33,783	595,932
Infinera Corp.(1)	100,740	478,515
Viavi Solutions, Inc.(1)	43,757	440,633
		2,024,331
Construction and Engineering — 1.7%
EMCOR Group, Inc.	3,261	702,517
Primoris Services Corp.	13,684	454,446
Sterling Infrastructure, Inc.(1)	8,178	719,092
WillScot Mobile Mini Holdings Corp.(1)	22,253	990,258
		2,866,313
Consumer Finance — 0.9%
Bread Financial Holdings, Inc.	10,141	334,044
Credit Acceptance Corp.(1)	313	166,744
Navient Corp.	31,314	583,067
OneMain Holdings, Inc.	4,993	245,656
PROG Holdings, Inc.(1)	7,502	231,887
		1,561,398
Consumer Staples Distribution & Retail — 2.1%
Andersons, Inc.	12,542	721,667
Ingles Markets, Inc., Class A	8,888	767,656
SpartanNash Co.	10,628	243,913
Sprouts Farmers Market, Inc.(1)	28,765	1,383,884
United Natural Foods, Inc.(1)	5,713	92,722
Weis Markets, Inc.	4,837	309,374
		3,519,216
Diversified Consumer Services — 1.7%
Frontdoor, Inc.(1)	26,068	918,115
Graham Holdings Co., Class B	1,112	774,530
OneSpaWorld Holdings Ltd.(1)	53,897	759,948
Perdoceo Education Corp.	16,128	283,208
		2,735,801
Diversified REITs — 0.3%
American Assets Trust, Inc.	14,612	328,916
Empire State Realty Trust, Inc., Class A	19,021	184,314
		513,230
Diversified Telecommunication Services — 0.1%
Cogent Communications Holdings, Inc.	2,695	204,982
Electric Utilities — 0.3%
Otter Tail Corp.	5,386	457,648
Electrical Equipment — 2.8%
Array Technologies, Inc.(1)	41,170	691,656
Atkore, Inc.(1)	12,672	2,027,520
Encore Wire Corp.	5,014	1,070,990
EnerSys	4,100	413,936
Vicor Corp.(1)	7,887	354,442
		4,558,544
Electronic Equipment, Instruments and Components — 1.6%
Advanced Energy Industries, Inc.	2,416	263,151

	Shares	Value
Arlo Technologies, Inc.(1)	44,694	$425,487
Avnet, Inc.	12,403	625,111
Benchmark Electronics, Inc.	15,607	431,378
Methode Electronics, Inc.	5,839	132,720
Napco Security Technologies, Inc.	4,120	141,110
ScanSource, Inc.(1)	7,869	311,691
TTM Technologies, Inc.(1)	22,477	355,361
		2,686,009
Energy Equipment and Services — 3.1%
Archrock, Inc.	23,777	366,166
ChampionX Corp.	28,635	836,429
Liberty Energy, Inc.	17,972	326,012
Nabors Industries Ltd.(1)	1,516	123,751
Oceaneering International, Inc.(1)	27,004	574,645
RPC, Inc.	70,651	514,339
US Silica Holdings, Inc.(1)	37,426	423,288
Weatherford International PLC(1)	19,112	1,869,727
		5,034,357
Entertainment — 0.6%
Lions Gate Entertainment Corp., Class B(1)	18,632	189,860
Madison Square Garden Sports Corp.(1)	4,153	755,140
		945,000
Financial Services — 1.9%
Cannae Holdings, Inc.(1)	7,464	145,623
Essent Group Ltd.	13,539	714,047
Federal Agricultural Mortgage Corp., Class C	2,234	427,186
Jackson Financial, Inc., Class A	9,752	499,302
NMI Holdings, Inc., Class A(1)	16,133	478,827
Radian Group, Inc.	31,696	904,921
		3,169,906
Food Products — 0.9%
Cal-Maine Foods, Inc.	4,617	264,970
Fresh Del Monte Produce, Inc.	11,703	307,204
Lancaster Colony Corp.	2,506	416,973
TreeHouse Foods, Inc.(1)	10,973	454,831
		1,443,978
Gas Utilities — 0.3%
Brookfield Infrastructure Corp., Class A	7,759	273,738
ONE Gas, Inc.	4,732	301,523
		575,261
Ground Transportation — 0.6%
ArcBest Corp.	3,445	414,123
Ryder System, Inc.	5,463	628,573
		1,042,696
Health Care Equipment and Supplies — 3.2%
Avanos Medical, Inc.(1)	24,029	538,970
Axonics, Inc.(1)	13,837	861,077
Haemonetics Corp.(1)	6,894	589,506
Inari Medical, Inc.(1)	13,447	872,979
Inspire Medical Systems, Inc.(1)	1,390	282,768
Lantheus Holdings, Inc.(1)	11,823	733,026
LivaNova PLC(1)	6,121	316,701

	Shares	Value
Merit Medical Systems, Inc.(1)	3,896	$295,940
OraSure Technologies, Inc.(1)	42,133	345,491
Shockwave Medical, Inc.(1)	2,331	444,195
		5,280,653
Health Care Providers and Services — 3.5%
Accolade, Inc.(1)	10,000	120,100
AdaptHealth Corp.(1)	14,802	107,907
Addus HomeCare Corp.(1)	2,727	253,202
AMN Healthcare Services, Inc.(1)	9,374	701,925
Cross Country Healthcare, Inc.(1)	11,400	258,096
Enhabit, Inc.(1)	12,460	128,961
Fulgent Genetics, Inc.(1)	9,373	270,973
HealthEquity, Inc.(1)	5,596	371,015
National HealthCare Corp.	6,109	564,594
Option Care Health, Inc.(1)	39,247	1,322,231
Owens & Minor, Inc.(1)	13,606	262,188
Pediatrix Medical Group, Inc.(1)	15,869	147,582
PetIQ, Inc.(1)	16,601	327,870
Progyny, Inc.(1)	21,964	816,621
R1 RCM, Inc.(1)	10,264	108,490
		5,761,755
Health Care REITs — 0.5%
CareTrust REIT, Inc.	22,120	495,045
Community Healthcare Trust, Inc.	10,120	269,597
		764,642
Health Care Technology — 0.2%
Evolent Health, Inc., Class A(1)	3,774	124,655
Teladoc Health, Inc.(1)	8,590	185,115
		309,770
Hotel & Resort REITs — 0.4%
DiamondRock Hospitality Co.	43,026	404,014
Park Hotels & Resorts, Inc.	18,148	277,665
		681,679
Hotels, Restaurants and Leisure — 1.4%
Bloomin' Brands, Inc.	31,801	895,198
Monarch Casino & Resort, Inc.	7,516	519,731
Papa John's International, Inc.	1,944	148,191
Six Flags Entertainment Corp.(1)	23,830	597,656
Texas Roadhouse, Inc.	1,641	200,580
Wingstop, Inc.	98	25,145
		2,386,501
Household Durables — 5.0%
Beazer Homes USA, Inc.(1)	6,405	216,425
Cavco Industries, Inc.(1)	3,657	1,267,589
Installed Building Products, Inc.	1,714	313,354
KB Home	11,478	716,916
La-Z-Boy, Inc.	16,784	619,665
M/I Homes, Inc.(1)	3,907	538,150
MDC Holdings, Inc.	5,820	321,555
Meritage Homes Corp.	7,764	1,352,489
Skyline Champion Corp.(1)	13,186	979,192
Taylor Morrison Home Corp.(1)	16,192	863,843

	Shares	Value
Tri Pointe Homes, Inc.(1)	29,302	$1,037,291
		8,226,469
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc.	5,401	544,529
Plymouth Industrial REIT, Inc.	7,120	171,378
		715,907
Insurance — 2.6%
Ambac Financial Group, Inc.(1)	15,075	248,436
Genworth Financial, Inc., Class A(1)	73,044	487,934
Goosehead Insurance, Inc., Class A(1)	10,460	792,868
Horace Mann Educators Corp.	14,147	462,607
Kinsale Capital Group, Inc.	2,728	913,635
Palomar Holdings, Inc.(1)	14,640	812,520
Unum Group	11,874	536,942
		4,254,942
Interactive Media and Services — 1.3%
Cargurus, Inc.(1)	19,548	472,280
Eventbrite, Inc., Class A(1)	54,956	459,432
TripAdvisor, Inc.(1)	8,401	180,874
Yelp, Inc.(1)	22,016	1,042,237
		2,154,823
IT Services — 0.3%
Fastly, Inc., Class A(1)	19,746	351,479
Grid Dynamics Holdings, Inc.(1)	14,775	196,951
		548,430
Leisure Products — 0.2%
Vista Outdoor, Inc.(1)	8,702	257,318
Life Sciences Tools and Services — 1.3%
10X Genomics, Inc., Class A(1)	15,794	883,832
Bio-Rad Laboratories, Inc., Class A(1)	1,477	476,909
Medpace Holdings, Inc.(1)	1,667	510,985
Repligen Corp.(1)	1,720	309,256
		2,180,982
Machinery — 1.5%
Manitowoc Co., Inc.(1)	16,525	275,802
Mueller Industries, Inc.	38,436	1,812,257
Proto Labs, Inc.(1)	3,447	134,295
Titan International, Inc.(1)	12,254	182,340
		2,404,694
Marine Transportation — 1.2%
Matson, Inc.	18,326	2,008,530
Media — 0.6%
Magnite, Inc.(1)	45,361	423,672
Scholastic Corp.	3,699	139,452
TEGNA, Inc.	28,984	443,455
		1,006,579
Metals and Mining — 2.6%
Alpha Metallurgical Resources, Inc.	3,662	1,241,125
Arch Resources, Inc.	2,408	399,583
Commercial Metals Co.	10,119	506,355
Constellium SE(1)	8,373	167,125
Olympic Steel, Inc.	5,267	351,309

	Shares	Value
Ryerson Holding Corp.	12,107	$419,871
SunCoke Energy, Inc.	27,839	298,991
TimkenSteel Corp.(1)	20,805	487,877
Warrior Met Coal, Inc.	6,871	418,925
		4,291,161
Office REITs — 1.2%
Brandywine Realty Trust	28,636	154,634
COPT Defense Properties	12,344	316,377
Douglas Emmett, Inc.	22,199	321,886
Easterly Government Properties, Inc.	23,404	314,550
Equity Commonwealth	36,462	700,070
Paramount Group, Inc.	29,671	153,399
		1,960,916
Oil, Gas and Consumable Fuels — 4.4%
Centrus Energy Corp., Class A(1)	2,322	126,340
Civitas Resources, Inc.	11,416	780,626
CONSOL Energy, Inc.	745	74,895
CVR Energy, Inc.	29,796	902,819
FLEX LNG Ltd.	2,515	73,086
HF Sinclair Corp.	11,125	618,216
Kinetik Holdings, Inc.	3,176	106,078
Magnolia Oil & Gas Corp., Class A	22,946	488,520
Murphy Oil Corp.	20,871	890,357
Ovintiv, Inc.	709	31,139
Par Pacific Holdings, Inc.(1)	6,348	230,877
PBF Energy, Inc., Class A	15,235	669,731
REX American Resources Corp.(1)	8,646	408,956
SM Energy Co.	26,333	1,019,614
Teekay Corp.(1)	35,793	255,920
Uranium Energy Corp.(1)(2)	68,131	436,038
VAALCO Energy, Inc.	23,366	104,913
		7,218,125
Paper and Forest Products — 0.2%
Clearwater Paper Corp.(1)	7,149	258,222
Pharmaceuticals — 2.0%
Collegium Pharmaceutical, Inc.(1)	24,915	766,883
Harmony Biosciences Holdings, Inc.(1)	12,239	395,320
Jazz Pharmaceuticals PLC(1)	3,733	459,159
Perrigo Co. PLC	29,345	944,322
Supernus Pharmaceuticals, Inc.(1)	22,251	643,944
		3,209,628
Professional Services — 3.9%
Conduent, Inc.(1)	43,897	160,224
CRA International, Inc.	1,191	117,730
ExlService Holdings, Inc.(1)	4,658	143,699
Franklin Covey Co.(1)	7,611	331,307
Heidrick & Struggles International, Inc.	9,327	275,426
Insperity, Inc.	10,731	1,257,888
Kelly Services, Inc., Class A	17,419	376,599
Kforce, Inc.	8,718	588,988
Maximus, Inc.	3,990	334,602
TriNet Group, Inc.(1)	11,261	1,339,271

	Shares	Value
Upwork, Inc.(1)	27,828	$413,802
Verra Mobility Corp.(1)	43,295	997,084
		6,336,620
Real Estate Management and Development — 1.1%
Cushman & Wakefield PLC(1)	32,541	351,443
eXp World Holdings, Inc.(2)	34,959	542,564
Forestar Group, Inc.(1)	6,489	214,591
Jones Lang LaSalle, Inc.(1)	3,665	692,208
		1,800,806
Retail REITs — 0.2%
NNN REIT, Inc.	2,216	95,509
Phillips Edison & Co., Inc.	7,510	273,965
		369,474
Semiconductors and Semiconductor Equipment — 2.8%
ACM Research, Inc., Class A(1)	8,911	174,121
Aehr Test Systems(1)(2)	19,537	518,317
Amkor Technology, Inc.	15,468	514,620
FormFactor, Inc.(1)	10,523	438,914
Onto Innovation, Inc.(1)	4,585	701,046
PDF Solutions, Inc.(1)	21,915	704,348
Power Integrations, Inc.	4,209	345,601
Rambus, Inc.(1)	8,362	570,707
Veeco Instruments, Inc.(1)	18,528	574,924
		4,542,598
Software — 7.2%
Alarm.com Holdings, Inc.(1)	8,760	566,071
Appfolio, Inc., Class A(1)	3,115	539,643
BlackLine, Inc.(1)	8,366	522,373
Box, Inc., Class A(1)	48,772	1,249,051
CommVault Systems, Inc.(1)	14,586	1,164,692
Everbridge, Inc.(1)	8,565	208,215
LiveRamp Holdings, Inc.(1)	9,747	369,216
Model N, Inc.(1)	10,375	279,399
PagerDuty, Inc.(1)	33,482	775,108
Q2 Holdings, Inc.(1)	21,855	948,726
Qualys, Inc.(1)	1,983	389,223
Rapid7, Inc.(1)	15,375	877,912
RingCentral, Inc., Class A(1)	6,445	218,808
Sprout Social, Inc., Class A(1)	13,733	843,756
SPS Commerce, Inc.(1)	4,759	922,485
Tenable Holdings, Inc.(1)	19,981	920,325
Varonis Systems, Inc.(1)	21,179	958,985
Yext, Inc.(1)	27,650	162,858
		11,916,846
Specialized REITs — 0.1%
Four Corners Property Trust, Inc.	5,283	133,660
Specialty Retail — 3.1%
Abercrombie & Fitch Co., Class A(1)	5,788	510,617
American Eagle Outfitters, Inc.	28,804	609,493
AutoNation, Inc.(1)	2,970	446,035
Designer Brands, Inc., Class A	10,386	91,916
Foot Locker, Inc.	9,206	286,767

	Shares	Value
Group 1 Automotive, Inc.	4,539	$1,383,215
MarineMax, Inc.(1)	4,299	167,231
Sally Beauty Holdings, Inc.(1)	10,666	141,644
Signet Jewelers Ltd.	9,846	1,056,082
Upbound Group, Inc.	10,162	345,203
		5,038,203
Technology Hardware, Storage and Peripherals — 0.6%
Super Micro Computer, Inc.(1)	1,709	485,801
Xerox Holdings Corp.	26,904	493,150
		978,951
Textiles, Apparel and Luxury Goods — 0.5%
Crocs, Inc.(1)	6,437	601,280
G-III Apparel Group Ltd.(1)	5,239	178,021
		779,301
Trading Companies and Distributors — 1.5%
BlueLinx Holdings, Inc.(1)	5,143	582,753
Boise Cascade Co.	13,787	1,783,486
Titan Machinery, Inc.(1)	5,654	163,288
		2,529,527
Wireless Telecommunication Services — 0.2%
Telephone & Data Systems, Inc.	14,400	264,240
TOTAL COMMON STOCKS (Cost $129,853,372)		164,018,591
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	54,729	54,729
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,140,836	1,140,836
		1,195,565
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $107,060), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $104,922)		104,860
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.375%, 2/15/44, valued at $1,283,161), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $1,258,742)		1,258,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 0.25% - 4.125%, 7/31/24 - 8/31/30, valued at $107,248), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $105,062)		105,000
		1,467,860
TOTAL SHORT-TERM INVESTMENTS (Cost $2,663,425)		2,663,425
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $132,516,797)		166,682,016
OTHER ASSETS AND LIABILITIES — (1.3)%		(2,098,538)
TOTAL NET ASSETS — 100.0%		$164,583,478

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,828,231. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,882,645, which includes securities collateral of $741,809.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $131,375,961) — including $1,828,231 of securities on loan	$165,541,180
Investment made with cash collateral received for securities on loan, at value (cost of $1,140,836)	1,140,836
Total investment securities, at value (cost of $132,516,797)	166,682,016
Cash	8,231
Receivable for capital shares sold	284,175
Dividends and interest receivable	146,702
Securities lending receivable	724
167,121,848

Liabilities
Payable for collateral received for securities on loan	1,140,836
Payable for capital shares redeemed	1,280,238
Accrued management fees	114,333
Distribution and service fees payable	2,963
2,538,370

Net Assets	$164,583,478

Net Assets Consist of:
Capital (par value and paid-in surplus)	$150,541,117
Distributable earnings (loss)	14,042,361
$164,583,478

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$145,890,918	9,414,122	$15.50
I Class, $0.01 Par Value	$7,040,611	451,270	$15.60
A Class, $0.01 Par Value	$8,646,070	577,339	$14.98
C Class, $0.01 Par Value	$274,157	20,100	$13.64
R Class, $0.01 Par Value	$2,271,676	157,730	$14.40
R5 Class, $0.01 Par Value	$460,046	29,449	$15.62
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $15.89 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,767)	$1,215,819
Interest	19,547
Securities lending, net	6,483
1,241,849

Expenses:
Management fees	652,174
Distribution and service fees:
A Class	10,123
C Class	1,532
R Class	5,590
Directors' fees and expenses	5,841
675,260

Net investment income (loss)	566,589

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	3,606,659

Change in net unrealized appreciation (depreciation) on investments	12,950,504

Net realized and unrealized gain (loss)	16,557,163

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,123,752

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2023 (UNAUDITED) AND YEAR ENDED JUNE 30, 2023
Increase (Decrease) in Net Assets	December 31, 2023	June 30, 2023
Operations
Net investment income (loss)	$566,589	$746,486
Net realized gain (loss)	3,606,659	(1,895,995)
Change in net unrealized appreciation (depreciation)	12,950,504	19,435,767
Net increase (decrease) in net assets resulting from operations	17,123,752	18,286,258

Distributions to Shareholders
From earnings:
Investor Class	(359,908)	(562,664)
I Class	(23,861)	(37,276)
A Class	(10,712)	(14,932)
R Class	(218)	(2,308)
R5 Class	(1,566)	(2,625)
Decrease in net assets from distributions	(396,265)	(619,805)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(7,496,757)	(14,537,736)

Net increase (decrease) in net assets	9,230,730	3,128,717

Net Assets
Beginning of period	155,352,748	152,224,031
End of period	$164,583,478	$155,352,748

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2023 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing primarily in common stocks of small companies.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2023.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,140,836	—	—	—	$1,140,836
Gross amount of recognized liabilities for securities lending transactions					$1,140,836
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2023 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.5380% to 0.7200%	0.2500% to 0.3100%	0.85%
I Class		0.0500% to 0.1100%	0.65%
A Class		0.2500% to 0.3100%	0.85%
C Class		0.2500% to 0.3100%	0.85%
R Class		0.2500% to 0.3100%	0.85%
R5 Class		0.0500% to 0.1100%	0.65%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2023 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2023 were $55,965,830 and $62,818,912, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2023		Year ended June 30, 2023
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	234,525	$3,402,094	404,821	$5,351,168
Issued in reinvestment of distributions	23,555	345,456	41,460	540,646
Redeemed	(729,874)	(10,428,528)	(1,394,755)	(18,314,182)
	(471,794)	(6,680,978)	(948,474)	(12,422,368)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	37,031	528,930	91,978	1,226,793
Issued in reinvestment of distributions	1,612	23,827	2,834	37,225
Redeemed	(42,725)	(598,852)	(120,088)	(1,597,192)
	(4,082)	(46,095)	(25,276)	(333,174)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	45,668	603,320	65,906	840,292
Issued in reinvestment of distributions	733	10,337	1,146	14,458
Redeemed	(64,528)	(877,780)	(196,165)	(2,476,479)
	(18,127)	(264,123)	(129,113)	(1,621,729)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	3,137	40,063	4,161	47,523
Redeemed	(13,393)	(166,441)	(12,466)	(141,371)
	(10,256)	(126,378)	(8,305)	(93,848)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	27,047	351,286	43,027	526,683
Issued in reinvestment of distributions	17	218	190	2,294
Redeemed	(55,905)	(720,052)	(56,130)	(686,367)
	(28,841)	(368,548)	(12,913)	(157,390)
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	1,518	22,523	17,268	226,907
Issued in reinvestment of distributions	106	1,566	200	2,625
Redeemed	(2,417)	(34,724)	(10,032)	(138,759)
	(793)	(10,635)	7,436	90,773
Net increase (decrease)	(533,893)	$(7,496,757)	(1,116,645)	$(14,537,736)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$164,018,591	—	—
Short-Term Investments	1,195,565	$1,467,860	—
	$165,214,156	$1,467,860	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$133,284,020
Gross tax appreciation of investments	$36,660,040
Gross tax depreciation of investments	(3,262,044)
Net tax appreciation (depreciation) of investments	$33,397,996

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2023, the fund had accumulated short-term capital losses of $(22,987,883), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$13.93	0.05	1.56	1.61	(0.04)	—	(0.04)	$15.50	11.56%	0.86%(4)	0.75%(4)	36%	$145,891
2023	$12.41	0.07	1.51	1.58	(0.06)	—	(0.06)	$13.93	12.72%	0.86%	0.50%	119%	$137,735
2022	$19.38	0.06	(3.92)	(3.86)	(0.05)	(3.06)	(3.11)	$12.41	(23.44)%	0.85%	0.35%	205%	$134,507
2021	$12.10	0.02	7.29	7.31	(0.03)	—	(0.03)	$19.38	60.46%	0.86%	0.13%	142%	$196,473
2020	$13.28	0.06	(1.14)	(1.08)	(0.10)	—	(0.10)	$12.10	(8.19)%	0.87%	0.45%	140%	$133,205
2019	$16.17	0.04	(1.39)	(1.35)	(0.01)	(1.53)	(1.54)	$13.28	(7.66)%	0.87%	0.30%	99%	$566,025
I Class
2023(3)	$14.03	0.07	1.55	1.62	(0.05)	—	(0.05)	$15.60	11.59%	0.66%(4)	0.95%(4)	36%	$7,041
2023	$12.50	0.09	1.52	1.61	(0.08)	—	(0.08)	$14.03	12.93%	0.66%	0.70%	119%	$6,387
2022	$19.49	0.09	(3.94)	(3.85)	(0.08)	(3.06)	(3.14)	$12.50	(23.27)%	0.65%	0.55%	205%	$6,007
2021	$12.16	0.05	7.33	7.38	(0.05)	—	(0.05)	$19.49	60.82%	0.66%	0.33%	142%	$9,315
2020	$13.36	0.08	(1.14)	(1.06)	(0.14)	—	(0.14)	$12.16	(7.97)%	0.67%	0.65%	140%	$8,376
2019	$16.26	0.07	(1.40)	(1.33)	(0.04)	(1.53)	(1.57)	$13.36	(7.50)%	0.67%	0.50%	99%	$18,293

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2023(3)	$13.46	0.03	1.51	1.54	(0.02)	—	(0.02)	$14.98	11.44%	1.11%(4)	0.50%(4)	36%	$8,646
2023	$12.00	0.03	1.45	1.48	(0.02)	—	(0.02)	$13.46	12.37%	1.11%	0.25%	119%	$8,017
2022	$18.83	0.02	(3.78)	(3.76)	(0.01)	(3.06)	(3.07)	$12.00	(23.61)%	1.10%	0.10%	205%	$8,693
2021	$11.77	(0.02)	7.09	7.07	(0.01)	—	(0.01)	$18.83	60.14%	1.11%	(0.12)%	142%	$13,031
2020	$12.89	0.02	(1.10)	(1.08)	(0.04)	—	(0.04)	$11.77	(8.38)%	1.12%	0.20%	140%	$8,727
2019	$15.78	—(5)	(1.36)	(1.36)	—	(1.53)	(1.53)	$12.89	(7.90)%	1.12%	0.05%	99%	$14,960
C Class
2023(3)	$12.29	(0.02)	1.37	1.35	—	—	—	$13.64	10.98%	1.86%(4)	(0.25)%(4)	36%	$274
2023	$11.02	(0.06)	1.33	1.27	—	—	—	$12.29	11.52%	1.86%	(0.50)%	119%	$373
2022	$17.66	(0.11)	(3.47)	(3.58)	—	(3.06)	(3.06)	$11.02	(24.14)%	1.85%	(0.65)%	205%	$426
2021	$11.11	(0.13)	6.68	6.55	—	—	—	$17.66	58.87%	1.86%	(0.87)%	142%	$939
2020	$12.22	(0.07)	(1.04)	(1.11)	—	—	—	$11.11	(9.08)%	1.87%	(0.55)%	140%	$762
2019	$15.16	(0.10)	(1.31)	(1.41)	—	(1.53)	(1.53)	$12.22	(8.60)%	1.87%	(0.70)%	99%	$1,508
R Class
2023(3)	$12.95	0.02	1.43	1.45	—(5)	—	—(5)	$14.40	11.21%	1.36%(4)	0.25%(4)	36%	$2,272
2023	$11.56	—(5)	1.40	1.40	(0.01)	—	(0.01)	$12.95	12.14%	1.36%	0.00%(6)	119%	$2,416
2022	$18.29	(0.02)	(3.65)	(3.67)	—	(3.06)	(3.06)	$11.56	(23.81)%	1.35%	(0.15)%	205%	$2,306
2021	$11.45	(0.05)	6.89	6.84	—	—	—	$18.29	59.74%	1.36%	(0.37)%	142%	$3,497
2020	$12.55	(0.01)	(1.07)	(1.08)	(0.02)	—	(0.02)	$11.45	(8.59)%	1.37%	(0.05)%	140%	$7,401
2019	$15.45	(0.03)	(1.34)	(1.37)	—	(1.53)	(1.53)	$12.55	(8.15)%	1.37%	(0.20)%	99%	$10,525

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2023(3)	$14.04	0.07	1.56	1.63	(0.05)	—	(0.05)	$15.62	11.65%	0.66%(4)	0.95%(4)	36%	$460
2023	$12.51	0.09	1.52	1.61	(0.08)	—	(0.08)	$14.04	12.92%	0.66%	0.70%	119%	$425
2022	$19.51	0.09	(3.95)	(3.86)	(0.08)	(3.06)	(3.14)	$12.51	(23.26)%	0.65%	0.55%	205%	$285
2021	$12.17	0.05	7.34	7.39	(0.05)	—	(0.05)	$19.51	60.77%	0.66%	0.33%	142%	$404
2020	$13.37	0.08	(1.14)	(1.06)	(0.14)	—	(0.14)	$12.17	(7.97)%	0.67%	0.65%	140%	$164
2019	$16.27	0.07	(1.40)	(1.33)	(0.04)	(1.53)	(1.57)	$13.37	(7.49)%	0.67%	0.50%	99%	$282

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)Ratio was less than 0.005%.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91457 2402

Semiannual Report

December 31, 2023

Utilities Fund
Investor Class (BULIX)

The Securities and Exchange Commission (SEC) adopted new rules that will require annual and semiannual reports to transition to a new format known as a Tailored Shareholder Report beginning in July 2024. The amendments will require the transmission of a concise report highlighting key fund information to investors. The detailed financial statements will remain available on our website, will be delivered to investors free of charge upon request, and will continue to be filed with the SEC.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending December 31, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Late-Period Rally Bolstered Stock Returns

Elevated inflation, hawkish central bank policy, rising interest rates and economic uncertainty weighed on stocks for much of the six-month period. Nevertheless, a late-period turnaround left U.S. and global stocks with solid six-month returns.

Markets were generally cautious early in the reporting period. After pausing in June, the Federal Reserve (Fed) resumed its rate-hike campaign in July and warned persistent above-target inflation may require more tightening. Investors’ prior rate-cut hopes evaporated, as they conceded rates likely would remain higher for longer. Treasury yields rose sharply through October, when the 10-year Treasury note topped 5% for the first time since 2007.

However, the July rate hike, which pushed the target rate to a 22-year high range of 5.25% to 5.5%, proved to be the Fed’s last increase. Amid moderating inflation, the Fed held rates steady through year-end and noted in December it expects three rate cuts in 2024. Central banks in Europe and the U.K. also held rates steady in the fourth quarter.

Easing inflation and more-dovish rhetoric from central banks sparked investor optimism. In the U.S., soft-landing expectations gained traction. Government bond yields plunged in November and December, triggering a risk-on rally that led to sharp fourth-quarter gains for stocks. The rally more than offset third-quarter losses, and most U.S. and global stock indices delivered solid six-month returns. U.S. stocks broadly outperformed non-U.S. indices.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of persistent inflation, still-tight financial conditions and slowing growth. In addition, the Israel-Hamas war and other Middle East tensions complicate the global backdrop and represent additional considerations for our investment teams.

Our firm has a long history of helping clients weather unpredictable and volatile markets, and we’re determined to meet today’s challenges. Thank you for your trust and confidence in American
Century Investments.

With appreciation and respect,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

DECEMBER 31, 2023
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%

Top Five Sub-Industries	% of net assets
Electric Utilities	68.0%
Multi-Utilities	19.5%
Independent Power Producers and Energy Traders	5.6%
Gas Utilities	3.8%
Water Utilities	2.8%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments mutual fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
4

	Beginning Account Value 7/1/23	Ending Account Value 12/31/23	Expenses Paid During Period(1) 7/1/23 - 12/31/23	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$992.20	$3.31	0.66%
Hypothetical
Investor Class	$1,000	$1,021.82	$3.35	0.66%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedule of Investments

DECEMBER 31, 2023 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Electric Utilities — 68.0%
American Electric Power Co., Inc.	145,890	$11,849,186
Constellation Energy Corp.	82,826	9,681,531
Duke Energy Corp.	171,437	16,636,246
Edison International	105,989	7,577,154
Entergy Corp.	99,711	10,089,756
Evergy, Inc.	57,998	3,027,496
Eversource Energy	87,353	5,391,427
Exelon Corp.	298,981	10,733,418
FirstEnergy Corp.	255,797	9,377,518
NextEra Energy, Inc.	431,695	26,221,154
NRG Energy, Inc.	150,641	7,788,140
OGE Energy Corp.	132,009	4,611,074
PG&E Corp.	681,097	12,280,179
Pinnacle West Capital Corp.	91,295	6,558,633
Southern Co.	210,705	14,774,635
Xcel Energy, Inc.	62,927	3,895,811
		160,493,358
Gas Utilities — 3.8%
Atmos Energy Corp.	37,517	4,348,220
Southwest Gas Holdings, Inc.	73,278	4,642,162
		8,990,382
Independent Power Producers and Energy Traders — 5.6%
AES Corp.	421,821	8,120,054
Vistra Corp.	131,544	5,067,075
		13,187,129
Multi-Utilities — 19.5%
CenterPoint Energy, Inc.	157,794	4,508,175
CMS Energy Corp.	10,140	588,830
Consolidated Edison, Inc.	86,323	7,852,803
Dominion Energy, Inc.	111,457	5,238,479
DTE Energy Co.	44,432	4,899,072
NiSource, Inc.	282,263	7,494,083
Public Service Enterprise Group, Inc.	51,789	3,166,897
Sempra	156,712	11,711,088
WEC Energy Group, Inc.	7,084	596,260
		46,055,687
Water Utilities — 2.8%
American Water Works Co., Inc.	14,173	1,870,694
Essential Utilities, Inc.	63,106	2,357,009
SJW Group	33,537	2,191,643
		6,419,346
TOTAL COMMON STOCKS (Cost $204,982,035)		235,145,902
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	30,465	30,465
6

	Shares	Value
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $71,115), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $69,695)		$69,653
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 1/31/30, valued at $921,127), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $903,533)		903,000
		972,653
TOTAL SHORT-TERM INVESTMENTS (Cost $1,003,118)		1,003,118
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $205,985,153)		236,149,020
OTHER ASSETS AND LIABILITIES — (0.1)%		(140,911)
TOTAL NET ASSETS — 100.0%		$236,008,109

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

DECEMBER 31, 2023 (UNAUDITED)
Assets
Investment securities, at value (cost of $205,985,153)	$236,149,020
Receivable for capital shares sold	532,912
Dividends and interest receivable	297,460
236,979,392

Liabilities
Payable for capital shares redeemed	839,527
Accrued management fees	131,756
971,283

Net Assets	$236,008,109

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	300,000,000
Shares outstanding	16,265,717

Net Asset Value Per Share	$14.51

Net Assets Consist of:
Capital (par value and paid-in surplus)	$222,083,664
Distributable earnings (loss)	13,924,445
$236,008,109

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2023 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,783)	$4,375,361
Interest	22,719
Securities lending, net	66
4,398,146

Expenses:
Management fees	802,005
Directors' fees and expenses	9,417
Other expenses	759
812,181

Net investment income (loss)	3,585,965

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(5,880,373)
Foreign currency translation transactions	4,853
(5,875,520)

Change in net unrealized appreciation (depreciation) on:
Investments	(397,932)
Translation of assets and liabilities in foreign currencies	92
(397,840)

Net realized and unrealized gain (loss)	(6,273,360)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,687,395)

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2023 (UNAUDITED) AND YEAR ENDED JUNE 30, 2023
Increase (Decrease) in Net Assets	December 31, 2023	June 30, 2023
Operations
Net investment income (loss)	$3,585,965	$6,905,418
Net realized gain (loss)	(5,875,520)	(5,940,044)
Change in net unrealized appreciation (depreciation)	(397,840)	(14,240,812)
Net increase (decrease) in net assets resulting from operations	(2,687,395)	(13,275,438)

Distributions to Shareholders
From earnings	(4,260,656)	(20,877,198)

Capital Share Transactions
Proceeds from shares sold	4,189,669	21,500,251
Proceeds from reinvestment of distributions	4,020,328	19,892,541
Payments for shares redeemed	(30,131,992)	(52,249,387)
Net increase (decrease) in net assets from capital share transactions	(21,921,995)	(10,856,595)

Net increase (decrease) in net assets	(28,870,046)	(45,009,231)

Net Assets
Beginning of period	264,878,155	309,887,386
End of period	$236,008,109	$264,878,155

Transactions in Shares of the Fund
Sold	293,272	1,294,605
Issued in reinvestment of distributions	276,878	1,233,257
Redeemed	(2,101,815)	(3,256,608)
Net increase (decrease) in shares of the fund	(1,531,665)	(728,746)

See Notes to Financial Statements.
10

Notes to Financial Statements

DECEMBER 31, 2023 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objectives are to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry. The fund offers the Investor Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
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Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related
12

collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended December 31, 2023 was 0.65%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2023 were $89,480,048 and $111,040,298, respectively.

5. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$235,145,902	—	—
Short-Term Investments	30,465	$972,653	—
	$235,176,367	$972,653	—

6. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$206,672,010
Gross tax appreciation of investments	$32,023,309
Gross tax depreciation of investments	(2,546,299)
Net tax appreciation (depreciation) of investments	$29,477,010

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2023, the fund had accumulated short-term capital losses of $(4,044,429), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of June 30, 2023, the fund had post-October capital loss deferrals of $(6,806,445), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2023(3)	$14.88	0.21	(0.33)	(0.12)	(0.25)	—	(0.25)	$14.51	(0.78)%	0.66%(4)	2.92%(4)	37%	$236,008
2023	$16.73	0.38	(1.08)	(0.70)	(0.34)	(0.81)	(1.15)	$14.88	(4.65)%	0.66%	2.32%	113%	$264,878
2022	$17.17	0.33	0.56	0.89	(0.31)	(1.02)	(1.33)	$16.73	4.98%	0.65%	1.86%	140%	$309,887
2021	$15.91	0.41	2.08	2.49	(0.39)	(0.84)	(1.23)	$17.17	15.95%	0.66%	2.34%	108%	$314,100
2020	$17.88	0.53	(1.97)	(1.44)	(0.53)	—	(0.53)	$15.91	(8.39)%	0.67%	2.95%	102%	$321,917
2019	$16.85	0.56	1.46	2.02	(0.56)	(0.43)	(0.99)	$17.88	12.26%	0.67%	3.20%	64%	$406,948

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2023 (unaudited).
(4)Annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at americancentury.com and, upon request, by calling 1-800-345-2021. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Quantitative Equity Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2024 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91451 2402

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	February 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	February 22, 2024

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	February 22, 2024